--------------------------------------------------------------------------------






                                              December 31, 2002 (Unaudited)
     ----------------------------------------------------------------------

     [LOGO] TOUCHSTONE
            INVESTMENTS

--------------------------------------------------------------------------------
                               Semi-Annual Report
--------------------------------------------------------------------------------


          Touchstone Tax-Free Money Market Fund

          Touchstone California Tax-Free Money Market Fund

          Touchstone Ohio Tax-Free Money Market Fund

          Touchstone Florida Tax-Free Money Market Fund

          Touchstone Tax-Free Intermediate Term Fund

          Touchstone Ohio Insured Tax-Free Fund





             Research  o  Design  o  Select  o  Moniitor



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                                   Tax-Exempt
--------------------------------------------------------------------------------

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         3-5
--------------------------------------------------------------------------------
Statements of Operations                                                     6-8
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                         9-11
--------------------------------------------------------------------------------
Financial Highlights                                                       12-20
--------------------------------------------------------------------------------
Notes to Financial Statements                                              21-37
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Tax-Free Money Market Fund                                            38-39
--------------------------------------------------------------------------------
     California Tax-Free Money Market Fund                                 40-42
--------------------------------------------------------------------------------
     Ohio Tax-Free Money Market Fund                                       43-47
--------------------------------------------------------------------------------
     Florida Tax-Free Money Market Fund                                    48-49
--------------------------------------------------------------------------------
     Tax-Free Intermediate Term Fund                                       50-51
--------------------------------------------------------------------------------
     Ohio Insured Tax-Free Fund                                            52-53
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            54
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)
==========================================================================================
                                                                              CALIFORNIA
                                                            TAX-FREE           TAX-FREE
                                                          MONEY MARKET       MONEY MARKET
                                                              FUND               FUND
------------------------------------------------------------------------------------------
ASSETS
Investment securities:
        At amortized cost ..........................      $ 23,844,896       $ 72,137,752
                                                          ===============================
        At market value ............................      $ 23,844,896       $ 72,137,752
Cash ...............................................            57,214             97,692
Interest receivable ................................           113,412            348,431
Receivable from affiliates .........................               787                 --
Other assets .......................................             7,294                793
                                                          -------------------------------
TOTAL ASSETS .......................................        24,023,603         72,584,668
                                                          -------------------------------

LIABILITIES
Dividends payable ..................................               222              1,348
Payable to affiliates ..............................                --             29,306
Other accrued expenses and liabilities .............            45,584             42,718
                                                          -------------------------------
TOTAL LIABILITIES ..................................            45,806             73,372
                                                          -------------------------------

NET ASSETS .........................................      $ 23,977,797       $ 72,511,296
                                                          ===============================

NET ASSETS CONSIST OF:
Paid-in capital ....................................      $ 23,977,374       $ 72,513,626
Undistributed net investment income ................               962                 --
                                                          -------------------------------
Accumulated net realized gains (losses)
     from security transactions ....................              (539)            (2,330)
                                                          -------------------------------

NET ASSETS .........................................      $ 23,977,797       $ 72,511,296
                                                          ===============================

Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value) ....        23,987,524         72,513,636
                                                          ===============================
Net asset value, offering price and redemption price
     per share .....................................      $       1.00       $       1.00
                                                          ===============================

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)
==========================================================================================
                                                              OHIO             FLORIDA
                                                            TAX-FREE           TAX-FREE
                                                          MONEY MARKET       MONEY MARKET
                                                              FUND               FUND
------------------------------------------------------------------------------------------
ASSETS
Investment securities:
     At amortized cost .............................      $405,232,987       $ 25,984,370
                                                          ===============================
     At market value ...............................      $405,232,987       $ 25,984,370
Cash ...............................................         1,313,561             62,614
Interest receivable ................................         1,678,766            144,627
Other assets .......................................             5,262              1,687
                                                          -------------------------------
TOTAL ASSETS .......................................       408,230,576         26,193,298
                                                          -------------------------------

LIABILITIES
Dividends payable ..................................           180,652             10,428
Payable to affiliates ..............................           121,954              7,757
Other accrued expenses and liabilities .............            95,520             51,102
                                                          -------------------------------
TOTAL LIABILITIES ..................................           398,126             69,287
                                                          -------------------------------

NET ASSETS .........................................      $407,832,450       $ 26,124,011
                                                          ===============================

NET ASSETS CONSIST OF:
Paid-in capital ....................................      $407,852,793       $ 26,131,441
Accumulated net realized losses from
     security transactions .........................           (20,343)            (7,430)
                                                          -------------------------------

NET ASSETS .........................................      $407,832,450       $ 26,124,011
                                                          ===============================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares .............      $173,838,047       $ 26,124,011
                                                          ===============================
Shares of beneficial interest outstanding (unlimited
      number of shares authorized, no par value) ...       173,836,135         26,131,429
                                                          ===============================
Net asset value, offering price and redemption price
     per share .....................................      $       1.00       $       1.00
                                                          ===============================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares ......      $233,994,403       $         --
                                                          ===============================
Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value) ....       234,003,047
                                                          ===============================
Net asset value, offering price and redemption price
     per share .....................................      $       1.00       $         --
                                                          ===============================

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2002 (UNAUDITED)
==========================================================================================
                                                            TAX-FREE         OHIO INSURED
                                                          INTERMEDIATE         TAX-FREE
                                                           TERM FUND             FUND
------------------------------------------------------------------------------------------
ASSETS
INVESTMENT SECURITIES:
     At amortized cost .............................      $ 36,156,119       $ 61,241,997
                                                          ===============================
     At market value ...............................      $ 38,567,358       $ 66,576,992
Cash ...............................................                --             24,584
Interest receivable ................................           415,823            451,028
Receivable for capital shares sold .................            52,475              1,296
Other assets .......................................            14,747              6,589
                                                          -------------------------------
TOTAL ASSETS .......................................        39,050,403         67,060,489
                                                          -------------------------------

LIABILITIES
Overdraft ..........................................            30,937                 --
Dividends payable ..................................            25,895             61,906
Payable for capital shares redeemed ................            21,898          4,528,751
Payable for securities purchased ...................           496,895            740,460
Payable to affiliates ..............................            13,384             24,143
Other accrued expenses and liabilities .............            55,519             64,902
                                                          -------------------------------
TOTAL LIABILITIES ..................................           644,528          5,420,162
                                                          -------------------------------

NET ASSETS .........................................      $ 38,405,875       $ 61,640,327
                                                          ===============================

NET ASSETS CONSIST OF:
Paid-in Capital ....................................      $ 36,299,987       $ 56,027,851
Accumulated net realized gains (losses) from
     security transactions .........................          (305,351)           277,481
Net unrealized appreciation on investments .........         2,411,239          5,334,995
                                                          -------------------------------

NET ASSETS .........................................      $ 38,405,875       $ 61,640,327
                                                          ===============================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ............      $ 33,360,089       $ 55,508,483
                                                          ===============================
Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value) ....         2,903,081          4,549,321
                                                          ===============================
Net asset value and redemption price per share .....      $      11.49       $      12.20
                                                          ===============================
Maximum offering price per share ...................      $      12.06       $      12.81
                                                          ===============================

PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ............      $    133,132       $    292,581
                                                          ===============================
Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value) ....            11,577             23,912
                                                          ===============================
Net asset value and redemption price per share* ....      $      11.50       $      12.24
                                                          ===============================
Maximum offering price per share ...................      $      11.50       $      12.24
                                                          ===============================

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ............      $  4,912,654       $  5,839,263
                                                          ===============================
Shares of beneficial interest outstanding (unlimited
     number of shares authorized, no par value) ....           427,385            477,001
                                                          ===============================
Net asset value and redemption price per share* ....      $      11.49       $      12.24
                                                          ===============================
Maximum offering price per share ...................      $      11.49       $      12.24
                                                          ===============================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
==========================================================================================
                                                                              CALIFORNIA
                                                            TAX-FREE           TAX-FREE
                                                          MONEY MARKET       MONEY MARKET
                                                              FUND               FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ....................................      $    211,145       $    612,424
                                                          -------------------------------

EXPENSES
Investment advisory fees ...........................            56,521            203,376
Distribution expenses ..............................            28,289             94,086
Transfer agent fees ................................            16,709             20,570
Accounting services fees ...........................            16,330             18,394
Custodian fees .....................................            12,793             19,118
Reports to shareholders ............................            11,466             12,961
Postage and supplies ...............................             7,677             12,334
Professional fees ..................................             8,919              9,733
Administration .....................................             2,099              6,863
Pricing expenses ...................................             2,667              5,774
Registration fees ..................................             6,991                632
Trustees' fees and expenses ........................             3,187              3,385
Other expense ......................................               351              1,081
                                                          -------------------------------
TOTAL EXPENSES .....................................           173,999            408,307
Fees waived by the Adviser .........................           (73,289)          (103,223)
                                                          -------------------------------
NET EXPENSES .......................................           100,710            305,084
                                                          -------------------------------

NET INVESTMENT INCOME ..............................           110,435            307,340
                                                          -------------------------------

NET REALIZED LOSSES FROM SECURITY TRANSACTIONS .....              (808)            (2,714)
                                                          -------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........      $    109,627       $    304,626
                                                          ===============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
==========================================================================================
                                                              OHIO             FLORIDA
                                                            TAX-FREE           TAX-FREE
                                                          MONEY MARKET       MONEY MARKET
                                                              FUND               FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ....................................      $  3,505,997       $    214,285
                                                          -------------------------------

EXPENSES
Investment advisory fees ...........................           892,752             67,357
Distribution expenses, Retail class ................           235,470             33,669
Distribution expenses, Institutional class .........                13                 --
Accounting services fees ...........................            37,207             15,317
Transfer agent fees, Retail class ..................            33,441              6,131
Transfer agent fees, Institutional class ...........             6,435                 --
Custodian fees .....................................            34,735              7,833
Administration fees ................................            36,795              2,472
Professional fees ..................................            26,206              8,262
Reports to shareholders ............................            28,858              3,588
Postage and supplies ...............................            13,677              3,624
Pricing expenses ...................................            10,456              2,537
Registration fees ..................................             7,598                846
Trustees' fees and expenses ........................             3,390              3,332
Other expense ......................................             5,482                221
                                                          -------------------------------
TOTAL EXPENSES .....................................         1,372,515            155,189
Fees waived by the Adviser .........................           (97,942)           (67,649)
                                                          -------------------------------
NET EXPENSES .......................................         1,274,573             87,540
                                                          -------------------------------

NET INVESTMENT INCOME ..............................         2,231,424            126,745
                                                          -------------------------------

NET REALIZED GAIN (LOSSES) FROM SECURITY TRANSACTIONS              (53)               619
                                                          -------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........      $  2,231,371       $    127,364
                                                          ===============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002 (UNAUDITED)
==========================================================================================
                                                            TAX-FREE         OHIO INSURED
                                                          INTERMEDIATE         TAX-FREE
                                                           TERM FUND             FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ....................................      $    922,843       $  1,563,255
                                                          -------------------------------

EXPENSES
Investment advisory fees ...........................            95,747            158,387
Distribution expenses, Class A .....................            42,094             72,421
Distribution expenses, Class B .....................               466              1,054
Distribution expenses, Class C .....................            22,652             26,037
Transfer agent fees, Class A .......................            19,811             14,164
Transfer agent fees, Class B .......................             6,436              6,483
Transfer agent fees, Class C .......................             6,436              6,550
Accounting services fees ...........................            27,157             30,439
Registration fees, Class A .........................             4,668              1,938
Registration fees, Class B .........................             4,550              1,800
Registration fees, Class C .........................             4,903              1,065
Reports to shareholders ............................            18,521             14,256
Postage and supplies ...............................            15,354              9,670
Professional fees ..................................             9,979             11,211
Custodian fees .....................................            10,408              6,812
Pricing expenses ...................................             4,490              5,020
Administration fees ................................             3,485              5,771
Trustees' fees and expenses ........................             3,132              3,082
Other expenses .....................................               572                876
                                                          -------------------------------
TOTAL EXPENSES .....................................           300,861            377,036
Fees waived and/or expenses reimbursed by the Adviser          (93,943)          (119,011)
                                                          -------------------------------
NET EXPENSES .......................................           206,918            258,025
                                                          -------------------------------

NET INVESTMENT INCOME ..............................           715,925          1,305,230
                                                          -------------------------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from security transactions ......           330,346            310,625
Net change in unrealized appreciation/depreciation
     on investments ................................           539,526          1,617,927
                                                          -------------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...           869,872          1,928,552
                                                          -------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .........      $  1,585,797       $  3,233,782
                                                          ===============================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================================
                                                                                       CALIFORNIA
                                                      TAX-FREE                          TAX-FREE
                                                    MONEY MARKET                      MONEY MARKET
                                                        FUND                              FUND
                                            ----------------------------------------------------------------
                                             SIX MONTHS                        SIX MONTHS
                                               ENDED             YEAR            ENDED             YEAR
                                            DECEMBER 31,        ENDED         DECEMBER 31,        ENDED
                                                2002           JUNE 30,           2002           JUNE 30,
                                            (UNAUDITED)          2002         (UNAUDITED)          2002
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ..................    $    110,435     $    405,331     $    307,340     $    975,547
Net realized gains (losses) from
     security transactions .............            (808)          46,773           (2,714)           6,780
                                            ---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
     OPERATIONS ........................         109,627          452,104          304,626          982,327
                                            ---------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income .............        (110,435)        (404,369)        (307,340)        (975,547)
From net realized gains ................         (42,683)              --           (5,641)              --
                                            ---------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ........       (153,118)        (404,369)        (312,981)        (975,547)
                                            ---------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold ..............      17,702,452       37,899,916      120,634,187      259,409,267
Reinvested distributions ...............         151,372          396,218          302,977          926,470
Payments for shares redeemed ...........     (17,364,668)     (37,220,247)    (132,823,084)    (245,422,313)
                                            ---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL SHARE TRANSACTIONS ...         489,156        1,075,887      (11,885,920)      14,913,424
                                            ---------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS ........................         445,665        1,123,622      (11,894,275)      14,920,204

NET ASSETS
Beginning of period ....................      23,532,132       22,408,510       84,405,571       69,485,367
                                            ---------------------------------------------------------------
End of period ..........................    $ 23,977,797     $ 23,532,132     $ 72,511,296     $ 84,405,571
                                            ===============================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================================
                                                        OHIO                             FLORIDA
                                                      TAX-FREE                          TAX-FREE
                                                    MONEY MARKET                      MONEY MARKET
                                                        FUND                              FUND
                                            ----------------------------------------------------------------
                                             SIX MONTHS                        SIX MONTHS
                                               ENDED             YEAR            ENDED             YEAR
                                            DECEMBER 31,        ENDED         DECEMBER 31,        ENDED
                                                2002           JUNE 30,           2002           JUNE 30,
                                            (UNAUDITED)          2002         (UNAUDITED)          2002
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ..................    $  2,231,424     $  7,113,864     $    126,745     $    302,373
Net realized gains (losses) from
     security transactions .............             (53)          (4,430)             619             (120)
                                            ---------------------------------------------------------------
NET INCREASE IN NET ASSETS
     FROM OPERATIONS ...................       2,231,371        7,109,434          127,364          302,253
                                            ---------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail .....        (885,795)      (3,418,541)        (126,745)        (302,373)
From net investment income, Institutional     (1,345,629)      (3,695,323)              --               --
                                            ---------------------------------------------------------------
DECREASE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS .....      (2,231,424)      (7,113,864)        (126,745)        (302,373)
                                            ---------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold ..............     267,893,632      509,765,613       32,191,476       47,361,962
Reinvested distributions ...............         887,181        3,390,944           44,798          159,201
Payments for shares redeemed ...........    (306,025,432)    (513,635,848)     (24,240,906)     (46,083,190)
                                            ---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
     FROM RETAIL SHARE TRANSACTIONS ....     (37,244,619)        (479,291)       7,995,368        1,437,973
                                            ---------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold ..............     236,159,605      606,266,764               --               --
Reinvested distributions ...............         111,401          446,040               --               --
Payments for shares redeemed ...........    (212,955,412)    (581,412,222)              --               --
                                            ---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
     INSTITUTIONAL SHARE TRANSACTIONS ..      23,315,594       25,300,582               --               --
                                            ---------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS ........................     (13,929,078)      24,816,861        7,995,987        1,437,853

NET ASSETS
Beginning of period ....................     421,761,528      396,944,667       18,128,024       16,690,171
                                            ---------------------------------------------------------------
End of period ..........................    $407,832,450     $421,761,528     $ 26,124,011     $ 18,128,024
                                            ===============================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================================
                                                TAX-FREE INTERMEDIATE                 OHIO INSURED
                                                      TERM FUND                       TAX-FREE FUND
                                            ----------------------------------------------------------------
                                             SIX MONTHS                        SIX MONTHS
                                               ENDED             YEAR            ENDED             YEAR
                                            DECEMBER 31,        ENDED         DECEMBER 31,        ENDED
                                                2002           JUNE 30,           2002           JUNE 30,
                                            (UNAUDITED)          2002         (UNAUDITED)          2002
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ..................    $    715,925     $  1,517,221     $  1,305,230     $  2,739,517
Net realized gains from security
     transactions ......................         330,346          162,213          310,625          470,987
Net change in unrealized appreciation/
     depreciation on investments .......         539,526          391,945        1,617,927          246,320
                                            ---------------------------------------------------------------
NET INCREASE IN NET ASSETS
     FROM OPERATIONS ...................       1,585,797        2,071,379        3,233,782        3,456,824
                                            ---------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ....        (645,045)      (1,401,341)      (1,212,100)      (2,565,466)
From net investment income, Class B ....          (1,435)          (1,670)          (3,615)          (4,056)
From net investment income, Class C ....         (69,445)        (114,210)         (89,515)        (172,357)
From net realized gains, Class A .......              --               --         (332,541)         (92,607)
From net realized gains, Class B .......              --               --           (1,419)            (182)
From net realized gains, Class C .......              --               --          (31,146)          (7,073)
                                            ---------------------------------------------------------------
DECREASE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS .....        (715,925)      (1,517,221)      (1,670,336)      (2,841,741)
                                            ---------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ..............       4,317,579       12,425,340       92,301,672      152,308,825
Reinvested distributions ...............         498,103        1,102,766        1,073,347        1,824,724
Payments for shares redeemed ...........      (5,581,052)     (16,379,937)     (93,650,978)    (155,158,445)
                                            ---------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS A
     SHARE TRANSACTIONS ................        (765,370)      (2,851,831)        (275,959)      (1,024,896)
                                            ---------------------------------------------------------------
CLASS B
Proceeds from shares sold ..............          70,334           57,944          123,200          117,241
Reinvested distributions ...............           1,156            1,585            4,029            2,342
                                            ---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
     SHARE TRANSACTIONS ................          71,490           59,529          127,229          119,583
                                            ---------------------------------------------------------------
CLASS C
Proceeds from shares sold ..............       2,090,256        1,475,796        1,235,872          768,925
Reinvested distributions ...............          46,019           94,489           97,306          145,704
Payments for shares redeemed ...........        (913,744)      (1,066,023)        (525,660)        (562,394)
                                            ---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
     CLASS C SHARE TRANSACTIONS ........       1,222,531          504,262          807,518          352,235
                                            ---------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS        1,398,523       (1,733,882)       2,222,234           62,005

NET ASSETS
Beginning of period ....................      37,007,352       38,741,234       59,418,093       59,356,088
                                            ---------------------------------------------------------------
End of period ..........................    $ 38,405,875     $ 37,007,352     $ 61,640,327     $ 59,418,093
                                            ===============================================================

See accompanying notes to financial statements.

TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                       DECEMBER 31,                           YEAR ENDED JUNE 30,
                                           2002            -------------------------------------------------------------
                                        (UNAUDITED)        2002           2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $  1.000        $  1.000       $  1.000     $  1.000     $  1.000     $  1.000
                                         ------------------------------------------------------------------------------
Net investment income ................      0.005           0.017          0.034        0.032        0.027        0.030
                                         ------------------------------------------------------------------------------
Net realized gains on investments ....      0.002           0.000(A)          --           --           --           --
                                         ------------------------------------------------------------------------------
Dividends from net investment income .     (0.005)         (0.017)        (0.034)      (0.032)      (0.027)      (0.030)
                                         ------------------------------------------------------------------------------
Distributions from net realized gains      (0.002)             --             --           --           --           --
                                         ------------------------------------------------------------------------------
Net asset value at end of period .....   $  1.000        $  1.000       $  1.000     $  1.000     $  1.000     $  1.000
                                         ==============================================================================
Total return .........................       0.68%(B)        1.73%          3.45%        3.22%        2.75%        3.03%
                                         ==============================================================================
Net assets at end of period (000's) ..   $ 23,978        $ 23,532       $ 22,409     $ 25,194     $ 25,234     $ 37,383
                                         ==============================================================================
Ratio of net expenses to
     average net assets ..............       0.89%(B)        0.89%          0.89%        0.89%        0.89%        0.92%
Ratio of net investment income to
     average net assets ..............       0.98%(B)        1.71%          3.42%        3.15%        2.74%        2.98%

(A)  Amount rounds to less than $0.0005.

(B)  Annualized.

CALIFORNIA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                       DECEMBER 31,                           YEAR ENDED JUNE 30,
                                           2002            -------------------------------------------------------------
                                        (UNAUDITED)        2002           2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $  1.000        $  1.000       $  1.000     $  1.000     $  1.000     $  1.000
                                         ------------------------------------------------------------------------------
Net investment income ................      0.004           0.012          0.028        0.027        0.025        0.029
                                         ------------------------------------------------------------------------------
Net realized gains on investments ....      0.000(A)        0.000(A)          --           --           --           --
                                         ------------------------------------------------------------------------------
Dividends from net investment income .     (0.004)         (0.012)        (0.028)      (0.027)      (0.025)      (0.029)
                                         ------------------------------------------------------------------------------
Net asset value at end of period .....   $  1.000        $  1.000       $  1.000     $  1.000     $  1.000     $  1.000
                                         ==============================================================================
Total return .........................       0.39%(B)        1.17%          2.84%        2.75%        2.56%        2.94%
                                         ==============================================================================
Net assets at end of period (000's) ..   $ 72,511        $ 84,406       $ 69,485     $ 62,900     $ 47,967     $ 41,013
                                         ==============================================================================
Ratio of net expenses to
     average net assets ..............       0.75%(B)        0.75%          0.75%        0.75%        0.75%        0.77%
Ratio of net investment income to
     average net assets ..............       0.76%(B)        1.13%          2.84%        2.72%        2.52%        2.89%

(A)  Amount rounds to less than $0.0005.

(B)  Annualized.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                       DECEMBER 31,                           YEAR ENDED JUNE 30,
                                           2002            -------------------------------------------------------------
                                        (UNAUDITED)        2002           2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $  1.000        $  1.000       $  1.000     $  1.000     $  1.000     $  1.000
                                         -------------------------------------------------------------------------------
Net investment income ................      0.005           0.015          0.033        0.031        0.027        0.030
                                         ------------------------------------------------------------------------------
Net realized losses on investments ...         --          (0.000)(A)         --           --           --           --
                                         ------------------------------------------------------------------------------
Dividends from net investment income .     (0.005)         (0.015)        (0.033)      (0.031)      (0.027)      (0.030)
                                         ------------------------------------------------------------------------------
Net asset value at end of period .....   $  1.000        $  1.000       $  1.000     $  1.000     $  1.000     $  1.000
                                         ==============================================================================
Total return .........................       0.47%(B)        1.47%          3.31%        3.09%        2.73%        3.07%
                                         ==============================================================================
Net assets at end of period (000's) ..   $173,838        $211,083       $211,564     $214,561     $214,691     $205,316
                                         ==============================================================================
Ratio of net expenses to
     average net assets ..............       0.75%(B)        0.75%          0.75%        0.75%        0.75%        0.75%
Ratio of net investment income to
     average net assets ..............       0.94%(B)        1.46%          3.29%        3.04%        2.68%        3.02%

(A)  Amount rounds to less than $0.0005.

(B)  Annualized.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                       DECEMBER 31,                           YEAR ENDED JUNE 30,
                                           2002            -------------------------------------------------------------
                                        (UNAUDITED)        2002           2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $  1.000        $  1.000       $  1.000     $  1.000     $  1.000     $  1.000
                                         ------------------------------------------------------------------------------
Net investment income ................      0.006           0.017          0.035        0.033        0.029        0.033
                                         ------------------------------------------------------------------------------
Net realized losses on investments ...         --          (0.000)(A)         --           --           --           --
                                         ------------------------------------------------------------------------------
Dividends from net investment income .     (0.006)         (0.017)        (0.035)      (0.033)      (0.029)      (0.033)
                                         ------------------------------------------------------------------------------
Net asset value at end of period .....   $  1.000        $  1.000       $  1.000     $  1.000     $  1.000     $  1.000
                                         ==============================================================================
Total return .........................       0.60%(B)        1.72%          3.58%        3.35%        2.98%        3.33%
                                         ==============================================================================
Net assets at end of period (000's) ..   $233,994        $210,679       $185,381     $132,889     $176,106     $115,266
                                         ==============================================================================
Ratio of net expenses to
     average net assets ..............       0.50%(B)        0.50%          0.50%        0.50%        0.50%        0.50%
Ratio of net investment income to
     average net assets ..............       1.18%(B)        1.69%          3.52%        3.25%        2.93%        3.27%

(A)  Amount rounds to less than $0.0005.

(B)  Annualized.

See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                       DECEMBER 31,                           YEAR ENDED JUNE 30,
                                           2002            -------------------------------------------------------------
                                        (UNAUDITED)        2002           2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $  1.000        $  1.000       $  1.000     $  1.000     $  1.000     $  1.000
                                         ------------------------------------------------------------------------------
Net investment income ................      0.005           0.017          0.033        0.030        0.026        0.030
                                         ------------------------------------------------------------------------------
Net realized losses on investments ...         --          (0.000)(A)         --           --           --           --
                                         ------------------------------------------------------------------------------
Dividends from net investment income .     (0.005)         (0.017)        (0.033)      (0.030)      (0.026)      (0.030)
                                         ------------------------------------------------------------------------------
Net asset value at end of period .....   $  1.000        $  1.000       $  1.000     $  1.000     $  1.000     $  1.000
                                         ==============================================================================
Total return .........................       0.47%(B)        1.66%          3.30%        3.05%        2.68%        3.03%
                                         ==============================================================================
Net assets at end of period (000's) ..   $ 26,124        $ 18,128       $ 16,690     $ 18,244     $ 21,371     $ 14,368
                                         ==============================================================================
Ratio of net expenses to
     average net assets ..............       0.65%(B)        0.65%          0.65%        0.73%        0.75%        0.75%
Ratio of net investment income to
     average net assets ..............       0.94%(B)        1.64%          3.26%        2.98%        2.58%        2.98%

(A)  Amount rounds to less than $0.0005.

(B)  Annualized.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                       DECEMBER 31,                           YEAR ENDED JUNE 30,
                                           2002            -------------------------------------------------------------
                                        (UNAUDITED)        2002           2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $  11.22        $  11.05       $  10.68     $  10.87     $  11.12     $  11.01
                                         ------------------------------------------------------------------------------

Income from investment operations:
     Net investment income ...........       0.22            0.45           0.47         0.48         0.48         0.50
     Net realized and unrealized gains
          (losses) on investments ....       0.27            0.17           0.37        (0.19)       (0.25)        0.11
                                         ------------------------------------------------------------------------------
Total from investment operations .....       0.49            0.62           0.84         0.29         0.23         0.61
                                         ------------------------------------------------------------------------------

Dividends from net investment income .      (0.22)          (0.45)         (0.47)       (0.48)       (0.48)       (0.50)
                                         ------------------------------------------------------------------------------

Net asset value at end of period .....   $  11.49        $  11.22       $  11.05     $  10.68     $  10.87     $  11.12
                                         ==============================================================================

Total return(A) ......................       4.39%(B)        5.73%          7.99%        2.75%        2.07%        5.63%
                                         ==============================================================================

Net assets at end of period (000's) ..   $ 33,360        $ 33,350       $ 35,698     $ 36,817     $ 47,899     $ 52,896
                                         ==============================================================================

Ratio of net expenses to
     average net assets ..............       0.99%(C)        0.99%          0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
     average net assets ..............       3.83%(C)        4.07%          4.31%        4.47%        4.33%        4.50%

Portfolio turnover rate ..............         62%(C)          58%            51%          41%          51%          36%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not Annualized.

(C)  Annualized.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS B
FINANCIAL HIGHLIGHTS
====================================================================================================
                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED             YEAR         PERIOD
                                                       DECEMBER 31,        ENDED         ENDED
                                                           2002           JUNE 30,      JUNE 30,
                                                        (UNAUDITED)         2002        2001(A)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..............    $  11.23         $  11.06      $  10.96
                                                         ---------------------------------------

Income from investment operations:
     Net investment income ..........................        0.18             0.37          0.06
     Net realized and unrealized gains on investments        0.27             0.17          0.10
                                                         ---------------------------------------
Total from investment operations ....................        0.45             0.54          0.16
                                                         ---------------------------------------

Dividends from net investment income ................       (0.18)           (0.37)        (0.06)
                                                         ---------------------------------------

Net asset value at end of period ....................    $  11.50         $  11.23      $  11.06
                                                         =======================================

Total return(B) .....................................        4.02%(C)         4.96%         1.50%(C)
                                                         =======================================

Net assets at end of period (000's) .................    $    133         $     60        $   --(D)
                                                         =======================================

Ratio of net expenses to average net assets .........        1.74%(E)         1.74%         0.00%

Ratio of net investment income to
     average net assets .............................        3.07%(E)         3.31%         3.56%(E)

Portfolio turnover rate .............................          62%(E)           58%           51%(E)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Class B shares net assets are less than $1,000.

(E)  Annualized.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS C
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                       DECEMBER 31,                           YEAR ENDED JUNE 30,
                                           2002            -------------------------------------------------------------
                                        (UNAUDITED)        2002           2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $  11.23        $  11.06       $  10.68     $  10.88     $  11.12     $  11.01
                                         ------------------------------------------------------------------------------

Income from investment operations:
     Net investment income ...........       0.18            0.37           0.39         0.40         0.40         0.42
     Net realized and unrealized gains
          (losses) on investments ....       0.26            0.17           0.38        (0.20)       (0.24)        0.11
                                         ------------------------------------------------------------------------------
Total from investment operations .....       0.44            0.54           0.77         0.20         0.16         0.53
                                         ------------------------------------------------------------------------------

Dividends from net investment income .      (0.18)          (0.37)         (0.39)       (0.40)       (0.40)       (0.42)
                                         ------------------------------------------------------------------------------

Net asset value at end of period .....   $  11.49        $  11.23       $  11.06     $  10.68     $  10.88     $  11.12
                                         ==============================================================================

Total return(A) ......................       3.91%(B)        4.94%          7.27%        1.88%        1.40%        4.85%
                                         ==============================================================================

Net assets at end of period (000's) ..   $  4,913        $  3,597       $  3,043     $  3,374     $  4,634     $  4,747
                                         ==============================================================================

Ratio of net expenses to
     average net assets ..............       1.74%(C)        1.74%          1.74%        1.74%        1.74%        1.74%

Ratio of net investment income to
     average net assets ..............       3.05%(C)        3.30%          3.56%        3.72%        3.58%        3.75%

Portfolio turnover rate ..............         62%(C)          58%            51%          41%          51%          36%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not Annualized.

(C)  Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                       DECEMBER 31,                           YEAR ENDED JUNE 30,
                                           2002            -------------------------------------------------------------
                                        (UNAUDITED)        2002           2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $  11.94        $  11.89       $  11.45     $  11.74     $  12.37     $  12.22
                                         ------------------------------------------------------------------------------

Income from investment operations:
     Net investment income ...........       0.26            0.53           0.56         0.58         0.58         0.61
     Net realized and unrealized gains
          (losses)on investments .....       0.33            0.07           0.44        (0.29)       (0.34)        0.23
                                         ==============================================================================
Total from investment operations .....       0.59            0.60           1.00         0.29         0.24         0.84
                                         ==============================================================================

Less distributions:
     Dividends from net investment income   (0.26)          (0.53)         (0.56)       (0.58)       (0.58)       (0.61)
     Distributions from net realized
          gains ......................      (0.07)          (0.02)            --           --        (0.29)       (0.08)
                                         ------------------------------------------------------------------------------
Total distributions ..................      (0.33)          (0.55)         (0.56)       (0.58)       (0.87)       (0.69)
                                         ------------------------------------------------------------------------------

Net asset value at end of period .....   $  12.20        $  11.94       $  11.89     $  11.45     $  11.74     $  12.37
                                         ==============================================================================

Total return(A) ......................       4.99%(B)        5.15%          8.88%        2.60%        1.81%        7.03%
                                         ==============================================================================

Net assets at end of period (000's) ..   $ 55,508        $ 54,348       $ 54,791     $ 59,600     $ 62,737     $ 69,289
                                         ==============================================================================

Ratio of net expenses to
     average net assets ..............       0.75%(C)        0.75%          0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
     average net assets ..............       4.18%(C)        4.47%          4.77%        5.08%        4.72%        4.95%

Portfolio turnover rate ..............         20%(C)          28%            20%          66%          26%          41%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not Annualized.

(C)  Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS B
FINANCIAL HIGHLIGHTS
====================================================================================================
                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED             YEAR        PERIOD
                                                       DECEMBER 31,        ENDED         ENDED
                                                           2002           JUNE 30,      JUNE 30,
                                                        (UNAUDITED)         2002        2001(A)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..............    $  11.95         $  11.88      $  11.76
                                                         ---------------------------------------

Income from investment operations:
     Net investment income ..........................        0.21             0.46          0.11
     Net realized and unrealized gains on investments        0.36             0.09          0.12
                                                         ---------------------------------------
Total from investment operations ....................        0.57             0.55          0.23
                                                         ---------------------------------------

Less distributions:
     Dividends from net investment income ...........       (0.21)           (0.46)        (0.11)
     Distributions from net realized gains ..........       (0.07)           (0.02)           --
                                                         ---------------------------------------
Total distributions .................................       (0.28)           (0.48)        (0.11)
                                                         ---------------------------------------

Net asset value at end of period ....................    $  12.24         $  11.95      $  11.88
                                                         =======================================

Total return(B) .....................................        4.83%(C)         4.72%         1.98%(C)
                                                         =======================================

Net assets at end of period (000's) .................    $    293         $    161      $     40
                                                         =======================================

Ratio of net expenses to average net assets .........        1.50%(D)         1.50%         0.50%(D)

Ratio of net investment income to
     average net assets .............................        3.42%(D)         3.69%         1.40%(D)

Portfolio turnover rate .............................          20%(D)           28%           20%(D)

(A) Represents the period from the initial public offering of shares (May 1, 2001) through June 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                       DECEMBER 31,                           YEAR ENDED JUNE 30,
                                           2002            -------------------------------------------------------------
                                        (UNAUDITED)        2002           2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period   $  11.96        $  11.89       $  11.44     $  11.74     $  12.37     $  12.22
                                         ------------------------------------------------------------------------------

Income from investment operations:
     Net investment income ...........       0.21            0.44           0.47         0.49         0.49         0.52
     Net realized and unrealized gains
          (losses) on investments ....       0.35            0.09           0.45        (0.30)       (0.34)        0.23
                                         ------------------------------------------------------------------------------
Total from investment operations .....       0.56            0.53           0.92         0.19         0.15         0.75
                                         ------------------------------------------------------------------------------

Less distributions:
     Dividends from net investment income   (0.21)          (0.44)         (0.47)       (0.49)       (0.49)       (0.52)
     Distributions from net realized gains  (0.07)          (0.02)            --           --        (0.29)       (0.08)
                                         ------------------------------------------------------------------------------
Total distributions ..................      (0.28)          (0.46)         (0.47)       (0.49)       (0.78)       (0.60)
                                         ------------------------------------------------------------------------------

Net asset value at end of period .....   $  12.24        $  11.96       $  11.89     $  11.44     $  11.74     $  12.37
                                         ==============================================================================

Total return(A) ......................       4.77%(B)        4.54%          8.15%        1.75%        1.05%        6.24%
                                         ==============================================================================

Net assets at end of period (000's) ..   $  5,839        $  4,910       $  4,526     $  3,585     $  4,740     $  5,215
                                         ==============================================================================

Ratio of net expenses to
     average net assets ..............       1.50%(C)        1.50%          1.50%        1.50%        1.50%        1.50%

Ratio of net investment income to
     average net assets ..............       3.44%(C)        3.72%          4.00%        4.42%        3.97%        4.20%

Portfolio turnover rate ..............         20%(C)          28%            20%          66%          26%          41%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not Annualized.

(C)  Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002 (UNAUDITED)
================================================================================

1.   ORGANIZATION

The Tax-Free Money Market Fund, the California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax.

The California Tax-Free Money Market Fund seeks the highest level of current income exempt from federal and California income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term California municipal obligations issued by the State of California, its agencies and municipalities, that pay interest that is exempt from both federal income tax and California income tax.

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax.

The Florida Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in high-quality, short-term Florida municipal obligations issued by the State of Florida, its agencies and municipalities, that pay interest that is exempt from both federal income tax and the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with the protection of capital. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal. The Fund invests primarily in municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, rated within the three highest rating categories.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital. The Fund invests primarily (at least 80% of assets) in high quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds, that are protected by insurance guaranteeing the payment of principal and interest in the event of default.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of the Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer three classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class B shares) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A, Class B and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - Tax-Free Money Market Fund, California Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Florida Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund and Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation - The net asset value per share of the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class B and Class C shares of each Fund is equal to the net asset value per share.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Market Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00% (if redeemed within a one-year period from the date of purchase), respectively, of the original purchase price.

Investment income - Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate accounting principles generally accepted in the United States.

Distributions to shareholders - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

When-issued securities - The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased. At December 31, 2002, the market value of securities segregated for these types of transactions (Pasco, Co., FL, HFA MFH Rev. (Cypress Trail Apts.)) for the Tax-Free Intermediate Term Fund was $1,065,140.

Allocations - Investment income earned by the Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed.

Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the periods ended December 31, 2002 and June 30, 2002 was as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                            CALIFORNIA                   OHIO                     FLORIDA
                                   TAX-FREE                  TAX-FREE                  TAX-FREE                  TAX-FREE
                                     MONEY                     MONEY                     MONEY                     MONEY
                                  MARKET FUND               MARKET FUND               MARKET FUND               MARKET FUND
----------------------------------------------------------------------------------------------------------------------------------
                            SIX MONTHS                SIX MONTHS                SIX MONTHS                SIX MONTHS
                              ENDED         YEAR        ENDED         YEAR        ENDED         YEAR        ENDED         YEAR
                             DEC. 31,      ENDED       DEC. 31,      ENDED       DEC. 31,      ENDED       DEC. 31,      ENDED
                               2002       JUNE 30,       2002       JUNE 30,       2002       JUNE 30,       2002       JUNE 30,
                            (UNAUDITED)     2002      (UNAUDITED)     2002      (UNAUDITED)     2002      (UNAUDITED)     2002
----------------------------------------------------------------------------------------------------------------------------------
From tax exempt income ...   $      673   $  404,760   $    5,641   $  970,870   $     --    $7,360,312   $    --    $  315,641
From ordinary income .....       42,010           --           --        4,531         --         --           --           --
                             -----------------------------------------------------------------------------------------------------
                             $   42,683   $  404,760   $    5,641   $  975,401   $     --    $7,360,312   $    --    $  315,641
                             =====================================================================================================
----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                        TAX-FREE INTERMEDIATE                OHIO INSURED
                                              TERM FUND                     TAX-FREE FUND
-------------------------------------------------------------------------------------------------
                                      SIX MONTHS                      SIX MONTHS
                                        ENDED            YEAR           ENDED            YEAR
                                       DEC. 31,         ENDED          DEC. 31,         ENDED
                                         2002          JUNE 30,          2002          JUNE 30,
                                     (UNAUDITED)         2002        (UNAUDITED)         2002
-------------------------------------------------------------------------------------------------
From tax exempt income ...........   $         --    $  1,515,899    $     16,402    $  2,745,313
From long-term capital  gains ....             --              --         348,704          99,862
                                     ------------------------------------------------------------
                                     $         --    $  1,515,899    $    365,106    $  2,745,313
                                     ============================================================
-------------------------------------------------------------------------------------------------
The  following  information  is  computed  on a tax  basis  for each  item as of
December 31, 2002:
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                      CALIFORNIA         OHIO          FLORIDA
                                       TAX-FREE        TAX-FREE        TAX-FREE        TAX-FREE
                                        MONEY           MONEY           MONEY           MONEY
                                     MARKET FUND     MARKET FUND     MARKET FUND     MARKET FUND
-------------------------------------------------------------------------------------------------
Cost of portfolio investments ....   $ 23,884,896    $ 72,137,752    $405,232,987    $ 25,894,370
Post-October losses ..............   $         --    $         --    $     (4,430)   $         --
Capital loss carryforward ........   $         --    $         --    $    (15,860)   $     (8,049)
Undistributed ordinary income ....   $        673    $      5,753    $         --    $         --
Undistributed tax exempt income ..   $      1,268    $      1,404    $    185,016    $      7,683
Undistributed long-term gains ....   $     42,279    $        272    $         --    $         --
Other temporary differences ......   $       (306)   $     (1,404)   $   (185,016)   $     (7,683)
                                     ------------------------------------------------------------
Accumulated earnings (deficit) ...   $     43,914    $      6,025    $    (20,290)   $     (8,049)
                                     ============================================================
-------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
                                                 TAX-FREE          OHIO INSURED
                                               INTERMEDIATE          TAX-FREE
                                                TERM FUND              FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ..........       $ 36,156,119        $ 61,241,997
Gross unrealized appreciation ..........       $  2,418,220        $  5,346,826
Gross unrealized depreciation ..........             (6,981)            (11,831)
                                               --------------------------------
Net unrealized appreciation ............       $  2,411,239        $  5,334,995
Post-October losses ....................       $       (745)       $         --
Capital loss carryforward ..............       $   (634,952)       $         --
Undistributed ordinary income ..........       $         --        $     16,402
Undistributed tax exempt income ........       $     23,892        $     62,273
Undistributed long-term gains ..........       $         --        $    315,560
Other temporary differences ............       $    (23,892)       $    (62,273)
                                               --------------------------------
Accumulated earnings ...................       $  1,236,016        $  4,049,030
--------------------------------------------------------------------------------

The capital loss carryforwards as of December 31, 2002 in the table above expire as follows:

--------------------------------------------------------------------------------
                                                                    EXPIRATION
FUND                                                   AMOUNT          DATE
--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund ................      $     90     June 30, 2004
                                                         2,952     June 30, 2008
                                                        12,818     June 30, 2009
Florida Tax-Free Money Market Fund .............      $  1,152     June 30, 2007
                                                         6,777     June 30, 2008
                                                           120     June 30, 2010
Tax-Free Intermediate Term Fund ................      $148,056     June 30, 2004
                                                       486,896     June 30, 2009
--------------------------------------------------------------------------------
The capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended December 31, 2002:

--------------------------------------------------------------------------------
                                                 TAX-FREE          OHIO INSURED
                                               INTERMEDIATE          TAX-FREE
                                                TERM FUND              FUND
--------------------------------------------------------------------------------
Purchases of investment securities .....       $ 12,231,694        $  5,909,626
                                               --------------------------------
Proceeds from sales and maturities of
     investment securities .............       $ 12,009,004        $  6,771,882
                                               --------------------------------
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's transfer agent, shareholder service agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned indirect subsidiaries of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.40% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to reduce operating expenses during the six months ended December 31, 2002, the Adviser waived $73,289 of its advisory fees for the Tax-Free Money Market Fund; waived $103,223 of its advisory fees for the California Tax-Free Money Market Fund; waived $97,942 of its advisory fees for the Ohio Tax-Free Money Market Fund; waived $67,649 of its advisory fees for the Florida Tax-Free Money Market Fund; waived $83,534 of its advisory fees and reimbursed $10,409 for the Tax-Free Intermediate Term Fund; and waived $112,014 of its advisory fees and reimbursed $6,997 for the Ohio Insured Tax-Free Fund.

The Trust and the Adviser have entered into an agreement to contractually limit operating expenses. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows: Tax-Free Money Market Fund - 0.89%; California Tax-Free Money Market Fund - 0.75%; Ohio Tax-Free Money Market Fund - 0.75% for Retail shares and 0.50% for Institutional shares; Florida Tax-Free Money Market Fund - 0.75%; Tax-Free Intermediate Term Fund - 0.99% for Class A shares, 1.74% for Class B and Class C shares; Ohio Insured Tax-Free Fund - 0.75% for Class A shares, 1.50% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect until at least December 31, 2002.

ADMINISTRATION AGREEMENT
Under the terms of the Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agency Agreement between the Trust and Integrated, Integrated maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund, subject to a minimum monthly fee for each

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net assets, of each Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $5,729 and $7,332 from underwriting and broker commissions on the sale of Class A shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively, during the six months ended December 31, 2002. In addition, the Underwriter collected $1,133 and $48 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares or Retail shares of each Fund having multiple classes of shares may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B Plan) and a Plan of Distribution (Class C Plan) under which Class B shares and Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under each of the Class B Plan and Class C Plan is 1.00% of average daily net assets attributable to Class B shares and Class C shares.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Tax-Free Money Market Fund, the California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are the result of the following capital share transactions:

----------------------------------------------------------------------------------------------------
                                             Tax-Free Intermediate             Ohio Insured
                                                   Term Fund                   Tax-Free Fund
----------------------------------------------------------------------------------------------------
                                           Six Months                    Six Months
                                             Ended           Year          Ended           Year
                                          December 31,      Ended       December 31,      Ended
                                              2002         June 30,         2002         June 30,
                                           (Unaudited)       2002        (Unaudited)       2002
----------------------------------------------------------------------------------------------------
CLASS A
Shares sold ...........................       379,006      1,112,997      7,604,459     12,791,620
Shares reinvested .....................        43,646         98,963         88,736        152,977
Shares redeemed .......................      (490,889)    (1,470,364)    (7,694,434)    (13,000,795)
                                           -------------------------------------------------------
Net decrease in shares outstanding ....       (68,237)      (258,404)        (1,239)       (56,198)
Shares outstanding, beginning of period     2,971,318      3,229,722      4,550,560      4,606,758
                                           -------------------------------------------------------
Shares outstanding, end of period .....     2,903,081      2,971,318      4,549,321      4,550,560
                                           =======================================================

CLASS B
Shares sold ...........................         6,116          5,209         10,127          9,888
Shares reinvested .....................           101            142            333            197
Shares redeemed .......................            --             --             --             --
                                           -------------------------------------------------------
Net increase in shares outstanding ....         6,217          5,351         10,460         10,085
Shares outstanding, beginning of period         5,360              9         13,452          3,367
                                           -------------------------------------------------------
Shares outstanding, end of period .....        11,577          5,360         23,912         13,452
                                           =======================================================

CLASS C
Shares sold ...........................       183,482        132,759        102,115         64,654
Shares reinvested .....................         4,031          8,477          8,025         12,207
Shares redeemed .......................       (80,461)       (96,124)       (43,485)       (47,207)
                                           -------------------------------------------------------
Net increase in shares outstanding ....       107,052         45,112         66,655         29,654
Shares outstanding, beginning of period       320,333        275,221        410,346        380,692
                                           -------------------------------------------------------
Shares outstanding, end of period .....       427,385        320,333        477,001        410,346
                                           =======================================================
----------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

6.   PORTFOLIO COMPOSITION (UNAUDITED)

As of December 31, 2002, the Ohio Tax-Free Money Market Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Market Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Market Fund was 91.8% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. As of December 31, 2002, 25.8% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 13.5% in the State of Kentucky. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund and the Ohio Insured Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 2002, no non-diversified Fund had concentrations of investments (10% or greater) in any one issuer.

The Tax-Free Money Market Fund, the California Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Florida Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 2002, 52.1% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 28.9% were rated AA/Aa, 15.1% were rated A/A, and 3.9% were rated Baa/BBB.

As of December 31, 2002, 87.3% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 67.1% of its portfolio securities.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The concentration of investments for each Fund as of December 31, 2002, classified by revenue source, was as follows:

------------------------------------------------------------------------------------------------
                                           California    Ohio     Florida
                                 Tax-Free   Tax-Free   Tax-Free   Tax-Free   Tax-Free     Ohio
                                  Money      Money      Money      Money   Intermediate  Insured
                                  Market     Market     Market     Market      Term     Tax-Free
                                   Fund       Fund       Fund       Fund       Fund       Fund
------------------------------------------------------------------------------------------------
General Obligations ..........      13.2%       2.1%      15.7%       7.8%      26.0%      69.3%
Revenue Bonds:
     Industrial Development/
          Pollution Control ..      28.6%      20.7%      10.0%       6.4%      10.8%        --
     Hospital/Health Care ....      12.6%       6.1%      29.4%      17.1%      13.6%       6.4%
     Utilities ...............       7.7%      15.4%      13.8%       6.2%       5.8%       2.3%
     Education ...............       3.8%       7.2%       5.8%      12.9%      15.1%       5.7%
     Housing/Mortgage ........       6.2%      20.8%       7.7%      41.1%      10.9%       3.0%
     Economic Development ....      10.0%       1.7%       5.0%        --         --         --
     Public Facilities .......       2.4%       2.8%       2.6%       3.7%        --        3.2%
     Transportation ..........       3.2%       2.8%       5.4%       1.5%      10.5%       3.3%
     Special Tax .............        --        6.0%       1.3%        --         --         --
     Miscellaneous ...........      12.3%      14.4%       3.3%       3.3%       7.3%       6.8%
                                  -------------------------------------------------------------
Total Investments ............     100.0%     100.0%     100.0%     100.0%     100.0%     100.0%
                                  =============================================================
------------------------------------------------------------------------------------------------

7.   S CLASS SHARES

Effective December 31, 2002, the Tax-Free Money Market Fund was authorized to issue S shares. However, operation of the class will not commence until January 31, 2003.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

8.   MANAGEMENT OF THE TRUST

Interested Trustees1
-----------------------------------------------------------------------------------------------------------------------------------
Name                            Position(s)   Term of Office2                                     Number of Funds     Other
Address                         Held with     And Length of      Principal Occupation(s)          Overseen in the     Directorships
Age                             Trust         Time Served        During Past 5 Years              Touchstone Family   Held4
-----------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                Trustee       Until retirement   President and a director of             32           Director of
Touchstone Advisors, Inc.                     at age 75 or       IFS Financial Services, Inc.                         LaRosa's (a
221 East Fourth Street                        until she          (a holding company),                                 restaurant
Cincinnati, OH                                resigns or is      Touchstone Advisors, Inc. (the                       chain).
Age: 47                                       removed            Trust's investment advisor)
                                                                 and Touchstone Securities,
                                              Trustee since      Inc. (the Trust's
                                              1999               distributor). She is Senior
                                                                 Vice President of The Western
                                                                 and Southern Life Insurance
                                                                 Company and a director of
                                                                 Capital Analysts Incorporated
                                                                 (a registered investment
                                                                 advisor and broker-dealer),
                                                                 Integrated Fund Services, Inc.
                                                                 (the Trust's administrator and
                                                                 transfer agent) and IFS Fund
                                                                 Distributors, Inc. (a
                                                                 registered broker-dealer). She
                                                                 is also President and a
                                                                 director of IFS Agency
                                                                 Services, Inc. (an insurance
                                                                 agency), IFS Insurance Agency,
                                                                 Inc. and Fort Washington
                                                                 Brokerage Services, Inc. (a
                                                                 registered broker-dealer).
-----------------------------------------------------------------------------------------------------------------------------------
John F. Barrett                 Trustee       Until retirement   Chairman of the Board,                  32           Director of
The Western and Southern                      at age 75 or       President and Chief Executive                        The Andersons
Life Insurance Company                        until he resigns   Officer of The Western and                           Inc. (an
400 Broadway                                  or is removed      Southern Life Insurance                              agribusiness
Cincinnati, OH                                                   Company and Western- Southern                        and retailing
Age: 53                                       Trustee since      Life Assurance Company;                              company),
                                              2002               Director and Vice Chairman of                        Convergys
                                                                 Columbus Life Insurance                              Corporation
                                                                 Company; Director of Eagle                           (a provider of
                                                                 Realty Group, Inc., and                              integrated
                                                                 Chairman of Fort Washington                          billing
                                                                 Investment Advisors, Inc.                            solutions,
                                                                                                                      customer care
                                                                                                                      services and
                                                                                                                      employee care
                                                                                                                      services) and
                                                                                                                      Fifthcare
                                                                                                                      services) and
                                                                                                                      Fifth Third
                                                                                                                      Bancorp.
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II           Trustee       Until retirement   Retired Senior Partner of               32           Director of
5155 Ivyfarm Road                             in 2005 or until   Frost Brown Todd LLC (a law                          Consolidated
Cincinnati, OH                                he resigns or is   firm).                                               Health
Age: 74                                       removed                                                                 Services, Inc.

                                              Trustee Since
                                              2000
-----------------------------------------------------------------------------------------------------------------------------------
William O. Coleman              Trustee       Until retirement   Retired Vice President of The           32           Director of
c/o Touchstone Advisors, Inc.                 at age 75 or       Procter & Gamble Company. A                          LCA-Vision (a
221 East Fourth Street                        until he resigns   Trustee of The Procter & Gamble                      laser vision
Cincinnati, OH                                or is removed      Profit Sharing Plan and the                          correction
Age: 73                                                          Procter & Gamble Employee                            company).
                                              Trustee since      Stock Ownership Plan.
                                              1999
-----------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                  Trustee       Until retirement   President and Chief Executive           32           Director of
105 East Fourth Street                        at age 75 or       Officer of Cox Financial Corp.                       the Federal
Cincinnati, OH                                until he resigns   (a financial services company).                      Reserve Bank
Age: 54                                       or is removed                                                           of Cleveland;
                                                                                                                      Broadwing,
                                              Trustee since                                                           Inc. (a
                                              1999                                                                    communications
                                                                                                                      company); and
                                                                                                                      Cinergy
                                                                                                                      Corporation
                                                                                                                      (a utility
                                                                                                                      company).
-----------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED):
-----------------------------------------------------------------------------------------------------------------------------------
Name                            Position(s)   Term of Office2                                     Number of Funds     Other
Address                         Held with     And Length of      Principal Occupation(s)          Overseen in the     Directorships
Age                             Trust         Time Served        During Past 5 Years              Touchstone Family   Held4
-----------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner                Trustee       Until retirement   Principal of HJL Enterprises            32           None
4700 Smith Road                               at age 75 or       (a privately held investment
Cincinnati, OH                                until he resigns   company); Chairman of Crane
Age: 64                                       or is removed      Electronics, Inc. (a
                                                                 manufacturer of electronic
                                              Trustee since      connectors).
                                              1981
-----------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson              Trustee       Until retirement   President of Orchem, Inc. (a            32           Director of
621 Tusculum Avenue                           at age 75 or       chemical specialties                                 Countrywide
Cincinnati, OH                                until he resigns   distributor), Orpack Stone                           Credit
Age: 63                                       or is removed      Corporation (a corrugated box                        Industries,
                                                                 manufacturer) and ORDMS (a                           Inc.
                                              Trustee since      solution planning firm).
                                              1981
-----------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg             Trustee       Until retirement   Retired Partner of KPMG LLP (a          32           Trustee of
4815 Drake Road                               at age 75 or       certified public accounting                          Good Samaritan
Cincinnati, OH                                until he resigns   firm). He is Vice President of                       Hospital,
Age: 68                                       or is removed      St. Xavier High School.                              Bethesda
                                                                                                                      Hospital and
                                              Trustee since                                                           Tri-Health,
                                              1999                                                                    Inc.
-----------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti                 Trustee       Until retirement   CEO and Chairman of Avaton,             32           None
5400 Waring Drive                             at age 75 or       Inc. (a wireless entertainment
Cincinnati, OH                                until he resigns   company). CEO and Chairman of
Age: 54                                       or is removed      Astrum Digital Information (an
                                                                 information monitoring
                                              Trustee since      company) from 2000 until 2001;
                                              2002               President of Great American
                                                                 Life Insurance Company from
                                                                 1999 until 2000; A Director of
                                                                 Chiquita Brands International,
                                                                 Inc. until 2000; Senior
                                                                 Executive of American
                                                                 Financial Group, Inc. (a
                                                                 financial services company)
                                                                 from 1996 until 1999.
-----------------------------------------------------------------------------------------------------------------------------------

1 Ms. McGruder, as President and a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor, is an "interested person" of the Trust within the meaning of
     Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., and Chairman of Fort Washington Investment Advisors, Inc., the Trust's sub-advisor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
2 Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he sooner dies, resigns or is removed.
3 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Investment Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.
4 Each Trustee is also a Trustee of Touchstone Investment Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================


PRINCIPAL OFFICERS:
-----------------------------------------------------------------------------------------------------------------------------------
Name                            Position(s)   Term of Office2                                     Number of Funds     Other
Address                         Held with     And Length of      Principal Occupation(s)          Overseen in the     Directorships
Age                             Trust         Time Served        During Past 5 Years              Touchstone Family   Held4
-----------------------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan             President     Until he sooner    Senior Vice President of                32           None
Touchstone Advisors, Inc.                     dies, resigns,     Touchstone Advisors, Inc. and
221 East Fourth Street                        is removed or      Touchstone Securities, Inc.;
Cincinnati, OH                                becomes            Senior Vice President of
Age: 37                                       disqualified       Evergreen Investment Services
                                                                 until March 2002.
                                              President since
                                              2002
-----------------------------------------------------------------------------------------------------------------------------------
Michael S. Spangler             Vice          Until he sooner    Vice President of Touchstone            32           None
Touchstone Advisors, Inc.       President     dies, resigns,     Advisors, Inc. and Touchstone
221 East Fourth Street                        is removed or      Securities, Inc.; Vice
Cincinnati, OH                                becomes            President of Evergreen
Age: 36                                       disqualified       Investment Services until July
                                                                 2002.
                                              Vice President
                                              since 2002
-----------------------------------------------------------------------------------------------------------------------------------
Maryellen Peretzky              Vice          Until she sooner   Senior Vice President and               32           None
Touchstone Advisors, Inc.       President     dies, resigns,     Secretary of Fort Washington
221 East Fourth Street                        is removed or      Brokerage Services, Inc.,
Cincinnati, OH                                becomes            Integrated Fund Services, Inc.
Age: 50                                       disqualified       and IFS Fund Distributors,
                                                                 Inc. She is Assistant
                                              Vice President     Secretary of Fort Washington
                                              since 1998         Investment Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft            Controller    Until she sooner   Senior Vice President, Chief            32           None
Touchstone Advisors, Inc.                     dies, resigns,     Financial Officer and
221 East Fourth Street                        is removed or      Treasurer of Integrated Fund
Cincinnati, OH                                becomes            Services, Inc., IFS Fund
Age: 40                                       disqualified       Distributors, Inc. and Fort
                                                                 Washington Brokerage Services,
                                              Controller         Inc. She is Chief Financial
                                              since 2000         Officer of IFS Financial
                                                                 Services, Inc., Touchstone
                                                                 Advisors, Inc. and Touchstone
                                                                 Securities, Inc. and Assistant
                                                                 Treasurer of Fort Washington
                                                                 Investment Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Scott A. Englehart              Treasurer     Until he sooner    President of Integrated Fund            32           None
Integrated Fund Services, Inc.                dies, resigns,     Services, Inc. and IFS Fund
221 East Fourth Street                        is removed or      Distributors, Inc. From 1998
Cincinnati, OH                                becomes            until 2000, he was a Director,
Age: 40                                       disqualified       Transfer Agency and Mutual
                                                                 Fund Distribution for
                                              Treasurer since    Nationwide Advisory Services,
                                              2000               Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Tina D. Hosking                 Secretary     Until she sooner   Vice President - Managing               32           None
Integrated Fund Services, Inc.                dies, resigns,     Attorney of Integrated Fund
221 East Fourth Street                        is removed or      Services, Inc. and IFS Fund
Cincinnati, OH                                becomes            Distributors, Inc.
Age: 34                                       disqualified

                                              Secretary since
                                              1999
-----------------------------------------------------------------------------------------------------------------------------------

1 Each officer is the same officer for Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.
2 The Touchstone Family of Funds consists of six series of the Trust, six series of Touchstone Investment Trust, seven series of Touchstone Strategic Trust and thirteen variable annuity series of Touchstone Variable Series Trust.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

9.   RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On September 18, 2002, a Special  Meeting of the  Shareholders of the Touchstone
Tax-Free Trust (1) to approve or disapprove the selection or change of investment sub-advisors and to enter into or amend investment sub-advisory agreements without obtaining the approval of shareholders, (2) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to dollar-weighted voting, (3) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to future amendments,
(4) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to redemption, (5) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to investment in other investment companies, (6) to approve or disapprove an Amended and Restated Agreement and Declaration of Trust with respect to other changes, (7) to approve or disapprove to change certain fundamental investment restrictions of the Trust with respect to borrowing money, (8) to approve or disapprove to change the fundamental investment restrictions of the Trust with respect to underwriting securities, (9) to approve or disapprove to change certain fundamental investment restrictions of the Trust with respect to loans, (10) to approve or disapprove to change certain fundamental investment restrictions of the Trust with respect to real estate, (11) to approve or disapprove to eliminate the fundamental investment restrictions of the Trust regarding oil, gas or mineral leases, (12) to approve or disapprove to change certain fundamental investment restrictions of the Trust with respect to commodities, (13) to approve or disapprove to change certain fundamental investment restrictions of the Trust with respect to concentration of investments, (14) to approve or disapprove to change certain fundamental investment restrictions of the Trust with respect to issuing senior securities, (15) to approve or disapprove to eliminate the fundamental investment restrictions of the Trust regarding amounts invested in one issuer. (16) to approve or disapprove to eliminate the fundamental investment restriction of the Trust with respect to margin purchases, (17) to approve or disapprove to eliminate the fundamental investment restriction of the Trust with respect to illiquid investments, (18) to approve or disapprove to eliminate the fundamental investment restriction of the Trust with respect to investing for control, (19) to approve or disapprove to eliminate the fundamental investment restriction of the Trust with respect to other investment companies, (20) to approve or disapprove to eliminate the fundamental investment restrictions of the Trust with respect to securities owned by affiliates, (21) to approve or disapprove to eliminate the fundamental investment restriction of the Trust with respect to pledging, (22) to approve or disapprove to eliminate the fundamental investment restriction of the Trust with respect to short sales and options, (23) to approve or disapprove to eliminate the fundamental investment restriction of the Trust with respect to common stocks, (24) to approve or disapprove to eliminate the fundamental investment restriction of the Trust with respect to certain companies, (25) to approve or disapprove to eliminate the fundamental investment restrictions of the Trust with respect to obligations of one issuer. The total number of shares of the Touchstone Investment Trust present by proxy represented 59.45% of the shares entitled to vote at the meeting. The California Tax-Free Money Market Fund did not have a sufficient number of shares represented in person or by proxy to reach a quorum necessary to vote on any of the proposals. The results of each proposal is as follows:

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

==================================================================================================
                                                 NUMBER OF SHARES
--------------------------------------------------------------------------------------------------
                 TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE
                  TAX-FREE   OHIO TAX-FREE    TAX-FREE   OHIO TAX-FREE    TAX-FREE   OHIO TAX-FREE
                   MONEY         MONEY         MONEY         MONEY         MONEY         MONEY
                   MARKET        MARKET        MARKET        MARKET        MARKET        MARKET
                    FUND          FUND          FUND          FUND          FUND          FUND
--------------------------------------------------------------------------------------------------
                    FOR           FOR         AGAINST       AGAINST       ABSTAIN       ABSTAIN
--------------------------------------------------------------------------------------------------
Proposal (1)      15,902,231   253,064,627       610,239    12,833,708       684,824       786,351

Proposal (2)      13,935,770   252,482,461     2,639,363    10,422,581       622,161     3,779,644

Proposal (3)      13,935,770   250,102,495     2,639,363    12,751,671       622,161     3,830,521

Proposal (4)      15,979,956   251,314,325       595,177    11,560,175       622,161     3,810,186

Proposal (5)      13,765,808   250,071,314     2,807,121    12,605,146       624,366     4,008,227

Proposal (6)      15,286,832   249,789,050       700,898    12,790,289     1,209,565     4,105,347

Proposal (7)      15,719,416   254,717,272       938,772    10,941,541       539,107     1,025,873

Proposal (8)      15,768,970   255,129,406       790,510    10,372,893       637,813     1,182,388

Proposal (9)      15,732,952   254,856,483       838,813    10,805,563       625,530     1,022,640

Proposal (10)     15,786,100   254,063,128       690,426    11,677,504       720,768       944,054

Proposal (11)     15,261,468   254,103,689       918,240    11,883,830     1,017,587       697,168

Proposal (12)     15,240,289   253,559,770       923,851    12,427,748     1,033,154       697,168

Proposal (13)     15,765,120   253,903,922       919,696    10,314,111       512,478     2,466,654

Proposal (14)     15,739,168   253,831,690       810,373    12,061,319       647,753       791,678

Proposal (15)     13,696,383           N/A     2,993,806           N/A       507,105           N/A

Proposal (16)     13,226,088   255,036,861     2,965,355    11,002,801     1,005,851       645,024

Proposal (17)     13,703,859   244,436,855     2,992,895     6,237,411       500,540       656,043

Proposal (18)     15,965,343   254,799,431       725,763    11,036,667       506,189       848,588

Proposal (19)     15,963,308   254,799,431       644,731    11,036,667       589,256       848,588

Proposal (20)     15,455,412           N/A       648,355           N/A     1,093,528           N/A

Proposal (21)            N/A   253,475,409           N/A    12,306,104           N/A       903,174

Proposal (22)     15,258,843   253,288,741       929,031    12,454,099     1,009,420       941,846

Proposal (23)     16,124,474           N/A       483,565           N/A       589,256           N/A

Proposal (24)     15,972,147           N/A       630,242           N/A       594,905           N/A

Proposal (25)     15,774,248           N/A       921,466           N/A       501,580           N/A

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
==================================================================================================
                                                 NUMBER OF SHARES
--------------------------------------------------------------------------------------------------
                 TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE
                  FLORIDA       TAX-FREE      FLORIDA       TAX-FREE      FLORIDA       TAX-FREE
                  TAX-FREE    INTERMEDIATE    TAX-FREE    INTERMEDIATE    TAX-FREE    INTERMEDIATE
                   MARKET         TERM         MARKET         TERM         MARKET         TERM
                MARKET FUND       FUND      MARKET FUND       FUND      MARKET FUND       FUND
--------------------------------------------------------------------------------------------------
                    FOR           FOR         AGAINST       AGAINST       ABSTAIN       ABSTAIN
--------------------------------------------------------------------------------------------------
Proposal (1)      13,412,528     1,778,977     1,498,367       109,304        20,627       141,684

Proposal (2)      10,980,065     1,761,364     3,910,203       101,907        41,254       166,693

Proposal (3)      10,980,065     1,749,594     3,930,830       113,015        20,627       167,357

Proposal (4)      10,980,065     1,752,574     3,930,830       105,235        20,627       172,156

Proposal (5)      10,980,065     1,751,061     3,930,830       109,107        20,627       169,797

Proposal (6)      10,980,065     1,746,744     3,930,830       108,673        20,627       174,548

Proposal (7)      11,507,842     1,737,037     3,401,956       126,511        21,723       166,417

Proposal (8)      11,507,842     1,752,067     3,395,888       110,342        27,791       167,554

Proposal (9)      11,516,102     1,747,792     3,394,762       115,850        20,627       166,323

Proposal (10)     11,507,842     1,761,175     3,382,425        97,430        41,254       171,360

Proposal (11)     11,515,006     1,741,689     3,375,261       124,611        41,254       163,665

Proposal (12)     11,507,842     1,740,159     3,403,052       126,690        20,627       163,116

Proposal (13)     11,516,102     1,751,756     3,374,166       112,012        41,254       166,197

Proposal (14)     11,508,938     1,750,411     3,381,330       112,432        41,254       167,122

Proposal (15)            N/A     1,766,282           N/A       116,534           N/A       147,148

Proposal (16)     11,529,565     1,724,566     3,381,330       145,458        20,627       159,941

Proposal (17)     10,101,454     1,741,603     3,683,706       135,400        20,627       152,962

Proposal (18)            N/A     1,759,473           N/A       103,638           N/A       166,854

Proposal (19)     11,529,565     1,747,498     3,381,330       124,862        20,627       157,605

Proposal (20)            N/A     1,736,493           N/A       140,153           N/A       153,318

Proposal (21)            N/A           N/A           N/A           N/A           N/A           N/A

Proposal (22)     11,535,633     1,734,949     3,375,261       133,969        20,627       161,047

Proposal (23)            N/A     1,729,507           N/A       139,090           N/A       161,368

Proposal (24)            N/A     1,739,136           N/A       131,851           N/A       158,978

Proposal (25)            N/A     1,755,599           N/A       115,388           N/A       158,978

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

                            NUMBER OF SHARES
--------------------------------------------------------

                 TOUCHSTONE    TOUCHSTONE    TOUCHSTONE
                    OHIO          OHIO          OHIO
                  INSURED       INSURED       INSURED
                  TAX-FREE      TAX-FREE      TAX-FREE
                    FUND          FUND          FUND
--------------------------------------------------------
                    FOR         AGAINST       ABSTAIN
--------------------------------------------------------
Proposal (1)       2,691,891       246,180       163,515

Proposal (2)       2,593,475       312,635       195,476

Proposal (3)       2,569,086       340,646       191,853

Proposal (4)       2,576,620       333,112       191,853

Proposal (5)       2,585,434       323,196       192,955

Proposal (6)       2,539,368       356,533       205,685

Proposal (7)       2,571,856       340,837       188,892

Proposal (8)       2,577,159       340,178       184,248

Proposal (9)       2,552,786       355,294       193,505

Proposal (10)      2,564,900       347,089       189,596

Proposal (11)      2,624,717       367,745       109,123

Proposal (12)      2,608,586       381,207       111,793

Proposal (13)      2,623,967       367,256       110,363

Proposal (14)      2,661,390       330,375       109,821

Proposal (15)            N/A           N/A           N/A

Proposal (16)      2,628,898       357,507       115,180

Proposal (17)      2,695,578       292,711       113,296

Proposal (18)      2,708,973       282,276       110,337

Proposal (19)      2,676,654       314,855       110,077

Proposal (20)      2,671,170       320,035       110,381

Proposal (21)            N/A           N/A           N/A

Proposal (22)      2,650,430       341,179       109,976

Proposal (23)      2,652,304       329,234       120,048

Proposal (24)      2,670,627       305,289       125,670

Proposal (25)      2,693,632       295,791       112,162

TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)

======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 24.1%                  RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$  370,000    Douglas Co., GA Sch. Dist., Prerefunded @ 102 ....................     5.200    01/01/03    $    377,400
   200,000    Southern MN, (Muni. Pwr. Agcy. Supply Sys.), Prerefunded @ 102 ...     5.750    01/01/03         204,000
   364,000    Maple Heights, OH, CSD GO BANS ...................................     2.060    02/07/03         364,113
   310,000    Magoffin Co., KY, Rev., BANS (Justice Ctr.) ......................     1.400    03/01/03         309,613
   340,000    American Muni. Pwr. OH Inc. BANS (Bradner Village Proj.) .........     2.300    03/20/03         340,000
   100,000    Duplin Co., NC UT GO, Prerefunded @ 102 ..........................     5.500    04/01/03         102,957
   300,000    Deerfield Twp., OH, GO BANS ......................................     2.600    05/14/03         300,603
   425,000    Pioneer, OH, GO BANS .............................................     2.400    05/29/03         425,339
   300,000    Harris Co., TX, Health Facs. Dev. Corp. Hosp. Rev. (Memorial
                 Herman Hosp. Sys. Proj.) ......................................     5.000    06/01/03         304,140
   500,000    Covington, KY, GO TANS ...........................................     1.900    06/30/03         500,000
   100,000    Savannah, GA, Hosp. Auth. Rev. (St. Joseph Hosp. Proj.),
                 Prerefunded @ 102 .............................................     6.200    07/01/03         104,036
   425,000    Bucyrus, OH, GO (Storm Water Drainage Sys.) ......................     2.500    07/16/03         425,559
   350,000    Bellefontaine, OH, GO BANS (South Main Street) ...................     2.100    07/31/03         351,005
   245,000    Potter Co., PA, Hosp. Auth. Rev. (Charles Cole Memorial Hosp.) ...     5.200    08/01/03         249,661
   120,000    Richland Co., OH, GO BANS ........................................     2.650    08/13/03         120,580
   300,000    North Randall, OH, Temp. Bonds ...................................     2.100    10/17/03         300,583
   745,000    Bucyrus, OH, GO (Waterworks Sys. Fac.) ...........................     1.990    11/13/03         745,883
   250,000    Oakwood, OH, GO BANS .............................................     2.250    11/13/03         250,424
                                                                                                          ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..............                          $  5,775,896
                                                                                                          ------------

----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FLOATING & VARIABLE DEMAND NOTES - 55.5%                               RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$  580,000    Arvada, CO, Water Util. Rev ......................................     1.950    01/02/03    $    580,000
   670,000    Boone Co., KY, Indl. Bldg. Rev. (The Hennegan Co. Proj.) .........     1.700    01/02/03         670,000
   750,000    Carteret Co., NC, PCR (Texas Gulf, Inc.) .........................     1.725    01/02/03         750,000
   200,000    Cincinnati & Hamilton Co., OH, Port. Auth. EDR
                 (Kenwood Office Assoc. Proj.) .................................     1.750    01/02/03         200,000
   540,000    District of Columbia Rev. (George Washington Univ.), Ser. C ......     1.600    01/02/03         540,000
   765,000    E-470 Pub. Highway Auth. Colorado Rev. (Vehicle Registration Fee)      1.550    01/02/03         765,000
   100,000    East Carolina Univ. Rev. (Ficklen Stadium Proj.) .................     1.650    01/02/03         100,000
   900,000    Eddyville, IA, IDR (Heartland Lysine, Inc.) ......................     3.350    01/02/03         900,000
   335,000    Fargo, ND, Coml. Dev. Rev., Ref. (Kelly Inns. Fargo Proj.) .......     1.700    01/02/03         335,000
   500,000    Flowood, MS, MFM .................................................     1.600    01/02/03         500,000
   300,000    Grand Forks, ND, Hosp. Fac. Rev. (United Hosp. Oblig. Group Proj.)     1.660    01/02/03         300,000
   495,000    Greenwood, IN, EDR (Health Quest Realty) .........................     1.870    01/02/03         495,000
   130,000    Henderson, NV, Pub. Impt. MFH Rev. (Pueblo I), Ser. A ............     1.750    01/02/03         130,000
   140,000    Huntley, IL, IDR (Colony Inc. Proj.) .............................     1.750    01/02/03         140,000
   600,000    Illinois Health Fac. Auth. Rev., Ser. 1998A ......................     1.660    01/02/03         600,000
   200,000    Illinois Hsg. Dev. Auth. MFH Rev. (Lakeshore Plaza), Ser. A ......     1.550    01/02/03         200,000
   235,000    Indiana State, EDR (Earlham College) .............................     1.700    01/02/03         235,000
   599,000    Indianapolis, IN, EDR (Pedcore Invts. Waterfront), Ser. B ........     1.940    01/02/03         599,000
   100,000    Knox, IN, EDR (J.W. Hicks, Inc. Proj.) ...........................     1.800    01/02/03         100,000
   470,000    Lancaster Co., NE, IDR (Garner Ind.) .............................     1.720    01/02/03         470,000
 1,110,000    Mankato, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) ..............     1.900    01/02/03       1,110,000
   150,000    Maricopa Co., AZ, IDR (McLane Co.) ...............................     1.700    01/02/03         150,000

TAX-FREE MONEY MARKET FUND (CONTINUED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FLOATING & VARIABLE DEMAND NOTES - 55.5%                               RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$  100,000    Northeastern PA, Hosp. & Edl. Auth. Healthcare Rev
                 (Wyoming Vy. Healthcare) ......................................     1.700    01/02/03    $    100,000
   565,000    Port Kalama, WA, Pub. Corp. Port. (Conagra, Inc. Proj.) ..........     1.950    01/02/03         565,000
 1,105,000    Salina, KS, Rev. (Salina Center Mall Ltd.) .......................     1.400    01/02/03       1,105,000
 1,100,000    Scio Twnshp., MI, EDR (ADP Network) ..............................     1.580    01/02/03       1,100,000
   280,000    St. Louis, MO, Clearance Redev. Auth. (Lamment Bldg.) ............     1.700    01/02/03         280,000
   300,000    Trumbull Co., OH, Healthcare Fac. Rev. (Shepherd VY) .............     1.800    01/02/03         300,000
                                                                                                          ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ...........................                          $ 13,319,000
                                                                                                          ------------

----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      ADJUSTABLE RATE PUT BONDS - 19.8%                                      RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$  705,000    Summit Co., OH, IDR (S.D. Myers Inc. Proj.) ......................     2.200    02/15/03    $    705,000
 1,200,000    Owensboro, KY, IDR, Ser. 1985 (Dart Container) ...................     2.000    03/01/03       1,200,000
   145,000    Portage Co., OH, IDR (Neidlinger Proj.) ..........................     2.300    03/01/03         145,000
   140,000    Summit Co., OH, IDR (Keltec Inc. Proj.) ..........................     2.300    03/01/03         140,000
   510,000    Summit Co., OH, IDR (Struktol Co. America Proj.) .................     2.300    03/01/03         510,000
    75,000    Summit Co., OH, IDR (Triscari Proj.) .............................     2.300    03/01/03          75,000
   120,000    Cuyahoga Co.,OH, IDR (Halle Office Bldg.) ........................     1.705    04/01/03         120,000
   325,000    Summit Co., OH, IDR (L & W Mfg. Proj.) ...........................     2.400    04/01/03         325,000
 1,000,000    Westmoreland Co., PA, IDR (White Consolidated Industries) ........     1.540    06/01/03       1,000,000
   530,000    Lexington-Fayette Co., KY, Urban Govt. Rev. (Providence Montessori)    2.750    07/01/03         530,000
                                                                                                          ------------
              TOTAL ADJUSTABLE RATE PUT BONDS ..................................                          $  4,750,000
                                                                                                          ------------
              TOTAL INVESTMENT SECURITIES - 99.4%
              (Amortized Cost $23,844,896) .....................................                          $ 23,844,896

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% .....................                               132,901
                                                                                                          ------------

              NET ASSETS - 100.0% ..............................................                          $ 23,977,797
                                                                                                          ============

See accompanying notes to portfolio of investments and notes to financial statements.

CALIFORNIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 21.9%                  RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$  250,000    Los Angeles, CA, Mun. Impt. Corp. Lease Rev
                 (Real Ppty. Equip. Acquisition) ...............................     4.500    01/01/03    $    250,000
   115,000    Los Angeles, CA, Dept. of Water & Power ..........................     4.750    02/15/03         115,440
   100,000    Orange Co., CA, Local Trans. Auth. Sales Tax Rev.
                 (Ser. 2 - Measure M) ..........................................     9.500    02/15/03         100,906
   175,000    California Edu. Facs. Auth. Rev. (Pooled College & Univ. Proj.) ..     4.500    03/01/03         175,884
   175,000    Metro. Water Dist. Southern California UT GO .....................     5.375    03/01/03         179,552
   870,000    Mesa, CA, Const. Water Dist. COP .................................     2.000    03/15/03         871,311
   100,000    California St. GO Prerefunded @ 102 ..............................     5.900    04/01/03         103,062
   500,000    Duarte, CA, COP (City of Hope National Med. Ctr.)
                 Prerefunded @ 102 .............................................     6.125    04/01/03         515,151
 2,000,000    Duarte, CA, COP (City of Hope National Med. Ctr.)
                 Prerefunded @ 102 .............................................     6.250    04/01/03       2,063,213
   145,000    San Jacinto, CA, Fin. Auth. Rev. (Water Impt. Proj.) .............     1.750    04/01/03         144,639
   150,000    Cawelo, CA, Water Dist. UT GO (Kern Co.) .........................     4.400    05/01/03         151,458
   155,000    Monterey, CA, Joint Powers Fin. Auth. Lease Rev ..................     4.000    05/01/03         156,068
 1,000,000    San Francisco, CA, City & Co. Arpt. Comm. Rev.
                 Prerefunded @ 102 .............................................     6.200    05/01/03       1,034,560
   120,000    San Francisco, CA, City & Co. Comm. Arpts. Rev ...................     5.000    05/01/03         121,379
   750,000    Los Angeles, CA, Dept. Arpts. Rev ................................     6.500    05/15/03         763,938
   200,000    San Diego, CA, Pub. Fac. Fin. Auth. Sewer Rev ....................     3.600    05/15/03         201,441
   250,000    California St. Pub. Works Board Lease Rev. Dept.
                 (California State Prison) Prerefunded @ 102 ...................     5.200    06/01/03         258,380
   190,000    California St. UT GO .............................................     5.500    06/01/03         193,101
   100,000    Orange Co., CA, Revcovery COP Escrowed to Maturity ...............     5.200    06/01/03         101,523
   250,000    Palo Alto, CA, Util. Rev .........................................     4.000    06/01/03         252,417
   200,000    Riverside Co., CA, Asset Leasing Corp. (Riverside Co. Hosp.) .....     6.000    06/01/03         203,543
 1,000,000    California Statewide Cmnty. Dev. Auth. TRANS .....................     3.000    06/30/03       1,006,328
 1,500,000    Los Angeles Co., CA, School Pooled Fin. Trans ....................     3.000    06/30/03       1,509,713
   275,000    Northern California Pwr. Agcy. Pub. Pwr. Rev.
                 (Geothermal Proj. No. 3) ......................................     4.750    07/01/03         279,557
   200,000    Orange Co., CA, Revcovery COP ....................................     5.100    07/01/03         203,824
   150,000    Puerto Rico Aqueduct & Swr. Auth. Rev ............................     4.500    07/01/03         152,310
   370,000    Puerto Rico Pub. Bldg. Auth. Gtd. Pub. Edu. & Health Fac.
                 Escrowed to Maturity ..........................................     4.700    07/01/03         375,615
   270,000    San Diego, CA, USD COP (Capt. Proj. Phase X) .....................     5.200    07/01/03         275,027
   500,000    Southern California Pub. Pwr. Auth. Spl. Oblig. Crossover ........     5.800    07/01/03         508,895
   100,000    California HFA Rev. (Home Mtg.) ..................................     5.000    08/01/03         101,978
   125,000    Coronado, CA, USD UT GO ..........................................     4.000    08/01/03         126,747
   110,000    Dinuba, CA, Fin. Auth. Lease Rev. (Pub. Works Proj.) .............     1.750    08/01/03         109,967
   125,000    Murrieta, CA, Redev. Agcy. Proj. Tax Allocation ..................     1.400    08/01/03         125,000
   375,000    Puerto Rico Muni. Fin. Agcy. UT GO ...............................     5.000    08/01/03         382,734
   150,000    Santa Ana, CA, USD UT GO .........................................     3.000    08/01/03         151,216
   170,000    Sacramento, CA, Muni. Util. Dist. Elec. Rev ......................     3.000    08/15/03         171,678
   330,000    Emeryville, CA, Pub. Fin. Auth. Rev. (Emeryville Redev. Proj.) ...     2.000    09/01/03         331,301
   475,000    Los Angeles, CA, UT GO Prerefunded @ 101 .........................     5.800    09/01/03         492,978

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 21.9% (CONTINUED)      RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------

$  500,000    South San Francisco, CA, Impts. Fin. Auth. Rev.
                 (Conference Ctr. Prj.) Prerefunded @ 100 ......................     6.900    09/01/03    $    518,100
   100,000    Los Angeles Co., CA, Pub. Wrks. Fin. Auth. Rev. Escrowed to ......     5.625    10/01/03         103,213
 1,000,000    Long Beach, CA, Brd. Fin. Auth. Tax Allocation Rev ...............     2.250    11/01/03       1,006,161
                                                                                                          ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..............                          $ 15,889,308
                                                                                                          ------------

----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FLOATING & VARIABLE DEMAND NOTES - 72.1%                               RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$2,000,000    ABAG Fin. Auth. Nonprofit Corps. MFH Rev. (Vintage Chateau) ......     1.750    01/02/03    $  2,000,000
 1,000,000    California Health Fac. Auth. (Catholic Healthcare) ...............     1.550    01/02/03       1,000,000
 3,020,000    California HFA MFH ...............................................     1.500    01/02/03       3,020,000
   325,000    California Infrastructure & Econ. Dev.
                 (Independent System Oper.) ....................................     1.650    01/02/03         325,000
   240,000    California Infrastructure & Econ. Dev. IDR
                 (Metrotile Mfg. Proj.) ........................................     1.900    01/02/03         240,000
 3,500,000    California Pollution Control Fin. Auth. (Waste Mgmt. Proj.) ......     1.570    01/02/03       3,500,000
 1,555,000    California Pollution Control Fin. Auth. Solid Waste Disp. Rev.
                 (Mission Trail Waste Sys.) ....................................     1.850    01/02/03       1,555,000
   300,000    California Pollution Fin. Auth. Res. Recovery Rev.
                 (Burney Forest Prod. Proj. A) .................................     1.490    01/02/03         300,000
 1,300,000    California Statewide Cmnty. Dev. MFH (Pavillion Apts.) ...........     1.550    01/02/03       1,300,000
 1,500,000    Emeryville, CA, Redev. Agcy. MFA Rev. (Bay St. Apts.) ............     1.540    01/02/03       1,500,000
 1,400,000    Hanford, CA, Sewer Rev ...........................................     2.500    01/02/03       1,400,000
   275,000    Huntington Park, CA, Public Fin. Auth. Lease Rev .................     2.000    01/02/03         275,000
 2,800,000    Livermore, CA, COP ...............................................     1.450    01/02/03       2,800,000
 2,060,000    Long Beach, CA, Bd. Fin. Auth. Lease Rev. Bond ...................     1.500    01/02/03       2,060,000
 3,000,000    Metro Water Dist. Southern California Rev ........................     1.400    01/02/03       3,000,000
   600,000    Montebello, CA, IDA IDR (Sunclipse, Inc. Proj.) ..................     1.350    01/02/03         600,000
   100,000    Newport Beach, CA, Rev. (Hoig. Mem. Presbyterian Hosp.) ..........     1.460    01/02/03         100,000
   900,000    Orange Co., CA, Sant. Dist. COP ..................................     1.550    01/02/03         900,000
   200,000    Rancho Mirage, CA, Joint Pwr. Fin. Auth. Rev.
                 (Eisenhower Med. Ctr.) Ser. A .................................     1.460    01/02/03         200,000
   300,000    Rancho Mirage, CA, Joint Pwr. Fin. Auth. Rev.
                 (Eisenhower Med. Ctr.) Ser. B .................................     1.460    01/02/03         300,000
 1,450,000    Riverside Co., CA, IDA (Advance Business Graphics) Ser. A ........     1.700    01/02/03       1,450,000
 1,300,000    Riverside Co., CA, IDA (Advanced Business Graphics) Ser. B .......     1.700    01/02/03       1,300,000
 2,010,000    Riverside Co., CA, MFH Rev. (Ambergate Apts.) ....................     1.350    01/02/03       2,010,000
   700,000    Riverside, CA, IDA IDR (Sunclipse Inc. Proj.), Issue A ...........     1.350    01/02/03         700,000
   800,000    San Bernardino Co., CA, Capital Impt. COP ........................     2.500    01/02/03         800,000
 1,000,000    San Francisco, CA, City & Co. Redev. Agcy. MFH Rev.
                 (Orlando Cepeda Place) ........................................     1.550    01/02/03       1,000,000
 2,000,000    San Francisco, CA, City & County Redev. Agcy. MFA Rev.
                 (Bayside Village Prog.) .......................................     1.070    01/02/03       2,000,000
   300,000    San Jacinto, CA, USD COP .........................................     1.550    01/02/03         301,943
   575,000    San Joaquin Hills, CA, Trans. Corridor Agcy. Toll Road Rev.
                 Prerefunded @ 102 .............................................     6.750    01/02/03         586,500
 1,000,000    San Jose, CA, MFH Rev. (Somerset Park) ...........................     1.450    01/02/03       1,000,000
 3,500,000    San Rafael, CA, IDR (Phoenix American, Inc.) .....................     1.700    01/02/03       3,500,001

CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FLOATING & VARIABLE DEMAND NOTES - 72.1% (CONTINUED)                   RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$1,400,000    Santa Clara, CA, Elec. Rev .......................................     1.500    01/02/03    $  1,400,000
 1,000,000    Sna Francisco, CA, City & Co. Redev. Agcy. MFA Rev.
                 (Derek Silva Cmnty.) ..........................................     1.550    01/02/03       1,000,000
 1,960,000    Sweetwater, CA, USD COP ..........................................     1.550    01/02/03       1,960,000
   600,000    Upland, CA, Apt. Dev. Rev. (Mtn. Springs) ........................     1.500    01/02/03         600,000
 1,600,000    Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) ...................     1.550    01/02/03       1,600,000
 1,165,000    Vallejo City, CA, USD COP ........................................     1.400    01/02/03       1,165,000
 3,100,000    California PCR Fin. Auth. Rev. (Southdown, Inc.) .................     1.100    01/15/03       3,100,000
   400,000    California PCR Fin. Auth. Rev. (Southdown, Inc.) .................     1.100    01/15/03         400,000
                                                                                                          ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ...........................                          $ 52,248,444
                                                                                                          ------------

======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      COMMERCIAL PAPER - 5.5%                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$4,000,000    California Infras. Econ. Dev. Bank (Salvation Army) EDR ..........     1.350    05/06/03    $  4,000,000
                                                                                                          ------------

              TOTAL INVESTMENT SECURITIES - 99.5%
              (Amortized Cost $72,137,752) .....................................                          $ 72,137,752

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% .....................                               373,544
                                                                                                          ------------

              NET ASSETS - 100.0% ..............................................                          $ 72,511,296
                                                                                                          ============

See accompanying notes to portfolios of investments and notes to financial statements.

OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 24.6%                  RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$2,640,000    American Muni. Pwr. OH, Inc. BANS (Brewster Village Proj.) .......     2.200    01/16/03    $  2,640,000
   828,000    American Muni. Pwr. OH, Inc. BANS (Milan Village Proj.) ..........     2.150    01/16/03         828,000
 2,450,000    Ohio Univ. Gen. Rcpts. BANS ......................................     2.100    01/24/03       2,450,535
   500,000    Deerfield Twnship., OH, GO TANS ..................................     2.200    01/29/03         500,152
 1,000,000    American Muni. Pwr. OH, Inc. BANS (Woodsfield Proj.) .............     2.250    02/06/03       1,000,000
   450,000    Hamilton, OH, CSD GO BANS ........................................     2.000    02/27/03         450,138
   515,000    Fairborn, OH, CSD GO BANS ........................................     2.420    03/03/03         515,485
 2,250,000    Morgan Co., OH, LT GO ............................................     1.880    03/05/03       2,251,084
 3,950,000    East Liverpool CSD GO BANS .......................................     2.300    03/11/03       3,952,219
 2,250,000    Univ. of Cincinnati Gen. Rcpts. BANS .............................     2.100    03/19/03       2,250,230
 1,250,000    American Muni. Pwr. OH, Inc. BANS (Lodi Village Proj.) ...........     2.250    03/20/03       1,250,000
 2,000,000    Mt. Vernon, OH, LT GO BANS .......................................     2.130    03/24/03       2,003,059
 1,800,000    Ohio Univ. Gen. Rcpts. BANS ......................................     2.500    03/27/03       1,801,860
   556,000    Crestline, OH, Sewer Impt. GO ....................................     2.500    04/03/03         556,552
 2,000,000    Youngstown, OH, CSD GO BANS ......................................     2.750    04/10/03       2,001,866
 1,500,000    Hilliard, OH, GO BANS ............................................     2.470    04/15/03       1,502,402
   773,992    Licking Heights, OH, LSD GO Energy Cons. Notes ...................     2.990    04/25/03         775,753
 2,250,000    Indian Hill, OH, GO BANS .........................................     2.150    04/29/03       2,250,000
   245,000    Bloomville, OH, Sewer Sys. GO BANS ...............................     2.890    05/08/03         245,495
   750,000    Tiffin, OH, CSD GO BANS ..........................................     2.850    05/08/03         751,800
 2,761,000    Maple Heights, OH, CSD GO BANS ...................................     2.500    05/09/03       2,765,103
 2,386,761    Deerfield Twnship., OH, GO BANS ..................................     2.600    05/14/03       2,391,562
 3,650,000    Hillsboro, OH, CSD GO BANS .......................................     2.420    05/22/03       3,655,136
   990,000    Willard, OH, GO BANS .............................................     2.470    05/22/03         991,393
   400,000    Willard, OH, LT GO BANS ..........................................     2.370    05/22/03         401,027
   450,000    Pioneer, OH, Wastewater Sys. Rev. BANS ...........................     2.500    05/29/03         450,358
 2,000,000    Springboro, OH, GO BANS ..........................................     2.600    05/29/03       2,005,193
   680,000    Univ. of Cincinnati Gen. Rcpts ...................................     2.000    06/01/03         681,060
 1,600,000    Portsmouth, OH, GO BANS ..........................................     3.200    06/02/03       1,602,243
 4,915,000    Galion, OH, LT GO BANS ...........................................     2.750    06/05/03       4,925,677
   210,000    Hamilton, OH, LT GO BANS .........................................     2.500    06/05/03         210,439
   600,000    American Muni. Pwr. OH, Inc. BANS (Village of Bremen Proj.) ......     2.100    07/10/03         600,000
   810,000    American Muni. Pwr. OH, Inc. BANS (Village of Deshler Proj.) .....     2.100    07/10/03         810,000
 1,500,000    Greenhills, OH, LT GO BANS .......................................     2.000    07/25/03       1,502,578
   500,000    Chillicothe, OH, LT GO BANS ......................................     2.200    08/01/03         501,143
 1,000,000    Liberty Township, OH, LT GO BANS .................................     2.160    08/12/03       1,002,164
 1,700,000    Monroe, OH, LT GO BANS ...........................................     1.970    08/20/03       1,703,928
 2,359,990    Jackson Co., OH, LT GO BANS ......................................     1.950    09/11/03       2,362,391
   860,716    Wyoming, OH, LT GO BANS ..........................................     2.250    09/12/03         865,146
   428,000    Richland Co., OH, LT GO BANS .....................................     2.050    10/01/03         429,418
   550,000    Wilmington, OH, LT GO BANS (Lowes Road Construction) .............     1.840    10/02/03         551,058
 4,300,000    American Muni. Pwr. OH, Inc. BANS (Genoa Village Proj.) ..........     1.800    10/09/03       4,300,000
   860,000    American Muni. Pwr. OH, Inc. BANS (St. Marys City Proj.) .........     1.700    10/09/03         860,000
 1,000,000    Highland Heights, OH, LT GO BANS .................................     2.000    10/09/03       1,003,417
   350,000    Fairfield, OH, CSD GO TANS .......................................     2.540    10/23/03         351,918
 1,150,000    Mason, OH, LT GO BANS ............................................     1.800    10/23/03       1,152,287
 2,195,000    Olmsted Falls, OH, LT GO BANS ....................................     1.900    10/23/03       2,199,365
   635,000    Granville, OH, LT GO BANS ........................................     2.090    10/28/03         636,489

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      REVENUE & GENERAL OBLIGATION BONDS - 24.6% (CONTINUED)                 RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$2,430,000    American Muni. Pwr. OH, Inc. BANS (Pioneer Village Proj.) ........     2.000    10/30/03    $  2,430,000
   615,000    American Muni. Pwr. OH, Inc. BANS (Village of Yellow Springs) ....     2.100    11/06/03         615,000
 1,000,000    Bucyrus, OH, Waterworks Sys. Fac .................................     1.990    11/13/03       1,001,186
   250,000    Oakwood, OH, LT GO BANS ..........................................     2.250    11/13/03         250,424
 5,200,000    American Muni. Pwr. OH, Inc. BANS (City of Galion Proj.) .........     2.250    11/14/03       5,213,285
 1,600,000    American Muni. Pwr. OH, Inc. BANS (Monroeville Proj.) ............     1.850    11/26/03       1,600,000
 2,125,000    American Muni. Pwr. OH, Inc. BANS (Shelby Proj.) .................     1.700    11/26/03       2,125,000
 4,900,000    Eastlake, OH, LT GO BANS .........................................     2.250    12/03/03       4,926,629
   665,000    American Muni. Pwr. OH, Inc. BANS (Amherst Elec. Sys.) ...........     1.600    12/04/03         665,000
 2,421,000    American Muni. Pwr. OH, Inc. BANS (Bowling Green Proj.) ..........     1.650    12/04/03       2,421,000
 4,523,000    Deerfield Township, OH, LT GO BANS ...............................     2.000    12/04/03       4,533,266
 3,300,000    Clermont Co., OH, LT GO BANS .....................................     1.850    12/11/03       3,303,241
   420,000    American Muni. Pwr. OH, Inc. BANS (Hubbard Proj.) ................     1.450    12/19/03         420,000
                                                                                                          ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..............                          $100,391,154
                                                                                                          ------------

----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FLOATING & VARIABLE DEMAND NOTES - 65.2%                               RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$2,400,000    ABN AMRO Munitops Trust Cert. (Westerville, OH CSD GO) ...........     1.630    01/02/03    $  2,400,000
   350,000    Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev. (Visiting
                 Nurse Svcs. Proj.) ............................................     1.650    01/02/03         350,000
 2,000,000    Ashtabula Co., OH, Hosp. Fac. Rev. (Ashtabula Co. Med.
                 Ctr. Proj.) ...................................................     1.620    01/02/03       2,000,000
 4,000,000    Athens Co., OH, Port. Auth. Hsg. Rev. (University Hsg. for
                 Ohio, Inc. Proj.) .............................................     1.600    01/02/03       4,000,000
 2,060,000    Butler Co., OH, Hosp. Fac. Rev. (Berkley Square Retirement
                 Ctr. Proj.) ...................................................     1.650    01/02/03       2,060,000
 2,800,000    Cambridge, OH, Hosp. Fac. Rev. (Southwestern Ohio
                 Regional Medical) .............................................     1.650    01/02/03       2,800,000
   875,000    Centerville, OH, Health Care Rev. (Bethany Lutheran Vlg. Proj.) ..     1.620    01/02/03         875,000
 3,000,000    Cleveland, OH, Airport Sys. Rev ..................................     1.620    01/02/03       3,000,000
   700,000    Clinton Co., OH, Hosp. Rev. Pooled Fin. Prog .....................     2.000    01/02/03         700,000
   200,000    Columbus, OH, GO .................................................     1.450    01/02/03         200,000
   400,000    Columbus, OH, GO .................................................     1.450    01/02/03         400,000
   200,000    Columbus, OH, Sewer Rev ..........................................     1.550    01/02/03         200,000
   140,000    Coshocton Co., OH, Hosp. Fac. Rev. (Echoing Hills Village, Inc. ..     1.700    01/02/03         140,000
 1,745,000    Cuyahoga Co., OH, Civic Fac. (West Side Ecumenical) ..............     1.650    01/02/03       1,745,000
   100,000    Cuyahoga Co., OH, EDR (The Cleveland Orchestra Proj.) ............     1.700    01/02/03         100,000
 1,955,000    Cuyahoga Co., OH, Educ. Fac. Rev. (United Cerebral
                 Palsy Assoc.) .................................................     1.650    01/02/03       1,955,000
10,000,000    Cuyahoga Co., OH, Health Care (Gardens of McGregor) ..............     1.550    01/02/03      10,000,000
 3,900,000    Cuyahoga Co., OH, Hosp. Rev. (Cleveland Clinic Fnd.) .............     1.650    01/02/03       3,900,000
 1,730,000    Cuyahoga Co., OH, Hosp. Rev. (Cleveland Clinic) ..................     1.650    01/02/03       1,730,000
 3,110,000    Cuyahoga Co., OH, IDR (S&R Playhouse Realty) .....................     1.400    01/02/03       3,110,000
 3,330,000    Delaware Co., OH, Health Care Fac. (Sarah Moore Home) ............     1.670    01/02/03       3,330,000
   500,000    Delaware Co., OH, IDR (MRG Ltd. Proj.) ...........................     2.200    01/02/03         500,000
 1,200,000    Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) ..............     1.500    01/02/03       1,200,000
   400,000    Duval Co., FL, HFA (Sunbeam Road Proj.) ..........................     1.600    01/02/03         400,000
 1,495,000    Erie Co., OH, IDR (Toft Dairy, Inc.) .............................     1.650    01/02/03       1,495,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FLOATING & VARIABLE DEMAND NOTES - 65.2% (CONTINUED)                   RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$2,015,000    Franklin Co., OH Health Care Fac. (Heinzerling Foundation) .......     1.700    01/02/03    $  2,015,000
 1,715,000    Franklin Co., OH, EDR (Columbus Montessori Educ. Ctr.) ...........     1.620    01/02/03       1,715,000
 2,360,000    Franklin Co., OH, EDR (Dominican Sisters) ........................     1.650    01/02/03       2,360,000
 1,035,000    Franklin Co., OH, Health Care Fac. Rev. (Lifeline Organ
                 Procurement) ..................................................     1.650    01/02/03       1,035,000
   915,000    Franklin Co., OH, Hosp. Rev. (US Health Corp.) ...................     1.500    01/02/03         915,000
   400,000    Franklin Co., OH, IDR (Columbus College) .........................     1.700    01/02/03         400,000
 1,005,000    Franklin Co., OH, IDR (Ohio Girl Scouts) .........................     1.700    01/02/03       1,005,000
 1,800,000    Fulton, OH, IDR (Polycraft, Inc.) ................................     1.900    01/02/03       1,800,000
 1,800,000    Geauga Co., OH, Health Care Fac. Rev. (Heather Hill Proj.) .......     1.620    01/02/03       1,800,000
   750,000    Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) .........     1.650    01/02/03         750,000
   500,000    Hamilton Co., OH, Econ. Dev. Rev. (Gen. Protestant
                 Orphan Home) ..................................................     1.500    01/02/03         500,000
 1,178,900    Hamilton Co., OH, EDR (Cincinnati Assoc. for the
                 Performing Arts) ..............................................     1.650    01/02/03       1,178,900
 1,895,000    Hamilton Co., OH, EDR (Union Inst. Proj.) ........................     1.700    01/02/03       1,895,000
   900,000    Hamilton Co., OH, Health Care Fac. Rev. (Aloysius Orphanage
                 Proj.) ........................................................     1.650    01/02/03         900,000
 2,900,000    Hamilton Co., OH, Health Care Fac. Rev. (Episcopal Proj.) ........     1.600    01/02/03       2,900,000
 4,000,000    Hamilton Co., OH, Hosp. Fac Rev.
                 (Episcopal Retirement Proj.) ..................................     1.610    01/02/03       4,000,000
 1,600,000    Hamilton Co., OH, Hosp. Fac.
                 (Children's Hosp. Medical Center) .............................     1.600    01/02/03       1,600,000
 1,350,000    Hamilton Co., OH, Hosp. Fac. Rev. (Beechwood Home Proj.) .........     1.650    01/02/03       1,350,000
 8,000,000    Hamilton Co., OH, Hosp. Fac. Rev.
                 (Childrens Hosp. Medical Center) ..............................     1.600    01/02/03       8,000,000
 1,000,000    Hamilton Co., OH, Hosp. Fac. Rev.
                 (Childrens Hosp. Medical Center) ..............................     1.600    01/02/03       1,000,000
   200,000    Hamilton Co., OH, Hosp. Fac. Rev. (Drake Center, Inc.) ...........     1.610    01/02/03         200,000
 4,700,000    Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal Retirement
                 Proj.) ........................................................     1.610    01/02/03       4,700,000
   700,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) ..............     1.550    01/02/03         700,000
   400,000    Hamilton Co., OH, Hosp. Fac. Rev. (Health Alliance) ..............     1.580    01/02/03         400,000
 1,850,000    Hamilton Co., OH, Hosp. Fac. Rev., Adj. (Health Alliance),
                 Ser. E ........................................................     1.550    01/02/03       1,850,000
 3,945,000    Hamilton Co., OH, Sales Tax Floater Ctfs., Ser. 356 ..............     1.600    01/02/03       3,945,000
 2,944,000    Hamilton OH, MFH Rev. (Knollwood Village Apts.) Ser. A ...........     1.620    01/02/03       2,944,000
 8,000,000    Hamilton, OH, Elec. Rev ..........................................     1.520    01/02/03       8,000,000
 1,977,000    Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. B ..........     1.620    01/02/03       1,977,000
 2,642,000    Hancock Co., OH, MFM Rev. (Crystal Glen Apts. Proj. Phase II) ....     1.620    01/02/03       2,642,000
 4,000,000    Lake Co., OH, Hosp. Fac. Rev. (Lake Hosp. Sys., Inc.) ............     1.700    01/02/03       4,000,000
 5,305,000    Lima, OH, Hosp. Fac. & Impt. Rev. (Lima Memorial Hosp.) ..........     1.650    01/02/03       5,305,000
 1,740,000    Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ........................     1.650    01/02/03       1,740,000
   600,000    Lucas Co., OH, Health Care Fac. Rev. (Sunset Retire) .............     1.550    01/02/03         600,000
   220,000    Lucas Co., OH, IDR (Assoc. Proj.) ................................     1.800    01/02/03         220,000
   175,000    Lucas Co., OH, Rev. (Sunshine Children's Home) ...................     1.650    01/02/03         175,000
   890,000    Mahoning Co., OH, Health Care Fac. Rev. (Ohio Heart Institute) ...     1.700    01/02/03         890,000
 4,000,000    Mahoning Co., OH, Hosp. Fac. (Forum Health Oblig.) ...............     1.600    01/02/03       4,000,000
 2,920,000    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ............     1.620    01/02/03       2,920,000
   225,000    Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ............     1.620    01/02/03         225,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FLOATING & VARIABLE DEMAND NOTES - 65.2% (CONTINUED)                   RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$1,150,000    Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) ..........     1.700    01/02/03    $  1,150,000
   500,000    Meigs Co., OH, IDR (MRG Ltd. Proj.) ..............................     2.200    01/02/03         500,000
 2,000,000    Middleburg Heights, OH, Hosp. Rev. (Southwest Gen. Health) .......     1.620    01/02/03       2,000,000
 1,070,000    Monroe, OH, IDR (Magnode Corp.) ..................................     1.700    01/02/03       1,070,000
 4,700,000    Montgomery Co., OH, (Miami Valley Hosp.) .........................     1.800    01/02/03       4,700,000
 2,000,000    Montgomery Co., OH, EDR (Dayton Art Institute) ...................     1.600    01/02/03       2,000,000
 1,305,000    Montgomery Co., OH, Health Care Rev. (Comm. Blood
                 Center Proj.) .................................................     1.700    01/02/03       1,305,000
 3,200,000    Montgomery Co., OH, Ltd. Oblig. Rev. (St.Vincent de Paul Proj.) ..     1.620    01/02/03       3,200,000
 1,000,000    Morrow Co., OH, IDR (Field Container Corp.) ......................     1.700    01/02/03       1,000,000
 2,500,000    Muskingum Co., OH, IDR (Elder-Beerman) ...........................     1.400    01/02/03       2,500,000
 1,600,000    Ohio St. Air Quality Dev. (CG&E) .................................     1.700    01/02/03       1,600,000
   100,000    Ohio St. Air Quality Dev. (Toledo Edison) ........................     1.700    01/02/03         100,000
 2,600,000    Ohio St. Air Quality Dev. PCR (Timken Co.) .......................     1.600    01/02/03       2,600,000
 3,585,000    Ohio St. Bldg. Auth. Fltr. Ctfs., Ser. 266 .......................     1.600    01/02/03       3,585,000
   200,000    Ohio St. Higher Educ. Fac. (Malone College) ......................     1.650    01/02/03         200,000
 2,000,000    Ohio St. Higher Educ. Fac. Rev. (Case Western Rsrv.) .............     1.700    01/02/03       2,000,000
   500,000    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ....................     1.700    01/02/03         500,000
 4,100,000    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ....................     1.700    01/02/03       4,100,000
 5,000,000    Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ....................     1.700    01/02/03       5,000,000
 4,620,000    Ohio St. Turnpike Rev ............................................     1.600    01/02/03       4,620,000
   600,000    Ohio St. Water Dev. Auth. PCR (Toledo Edison Co. Proj.) ..........     1.700    01/02/03         600,000
 2,050,000    Ohio St. Water Dev. Auth. Rev. (Timken Co.) ......................     1.600    01/02/03       2,050,000
 1,000,000    Ohio St. Wtr. Dev. Auth. PCR (Cleveland Elec.) ...................     1.550    01/02/03       1,000,000
   500,000    Orrville, OH, Hosp. Fac. Rev. (Orrville Hosp.) ...................     1.620    01/02/03         500,000
 1,605,000    Ottawa Co., OH, Hosp. Fac. Rev. (Lutheran Home of
                 Mercy Proj.) ..................................................     1.650    01/02/03       1,605,000
13,000,000    Puerto Rico Commonwealth Hwy. & Transportation Auth ..............     1.520    01/02/03      12,999,999
12,810,000    Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs. Trust Rcpts ........     1.450    01/02/03      12,810,000
 3,800,000    Puerto Rico Elec. Pwr. Auth. Rev. Muni. Secs. Trust Rcpts ........     1.450    01/02/03       3,800,000
 3,580,000    Puerto Rico Pub. Bldgs. Auth. Rev. Mun. Secs. Trust Rcpts ........     1.450    01/02/03       3,580,000
   500,000    Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker
                 Holdings, Inc.) ...............................................     1.700    01/02/03         500,000
 2,315,000    Scioto Co., OH, Hosp. Rev. (VHA Cent., Inc.) Ser. E ..............     1.550    01/02/03       2,315,000
 3,975,000    Scioto Co., Oh, Hospital Rev. (VHA Cent., Inc.) Ser. G ...........     1.550    01/02/03       3,975,000
 4,935,000    Sharonville, OH, IDR (Duke Realty Proj.) .........................     1.600    01/02/03       4,935,000
 1,625,000    Summit Co., OH, Health Care Fac. Rev. (Evant, Inc. Proj.) ........     1.650    01/02/03       1,625,000
   375,000    Summit Co., OH, IDR (Go-Jo Ind., Inc. Proj.) .....................     1.700    01/02/03         375,000
 5,000,000    Summit Co., OH, Port. Auth. Rev. (Suuma Health Sys.
                 Hosp. Proj.) ..................................................     1.620    01/02/03       5,000,000
 1,400,000    Summit Co., OH, Rev. (Goodwill Ind. Akron, Inc.) .................     1.600    01/02/03       1,400,000
 2,600,000    Summit, OH, Civic Fac. Rev. (YMCA Proj.), Ser. 1997 ..............     1.650    01/02/03       2,600,000
10,250,000    Trumbull Co., OH, Health Care (Sheperd of Vally
                 Lutheran Home) ................................................     1.800    01/02/03      10,250,000
 3,995,000    Univ. of Akron, OH, General Receipts .............................     1.600    01/02/03       3,995,000
 1,135,000    Village of Andover, OH, Health Care Fac. Rev. (D&M Realty
                 Proj.) ........................................................     1.620    01/02/03       1,135,000
 1,600,000    Warren Co., OH, IDR (Liquid Container Proj.) .....................     1.650    01/02/03       1,600,000
 4,900,000    Woodlawn, OH, EDR (Goodwill Ind. Proj.) ..........................     1.650    01/02/03       4,900,000
   500,000    Wyandot Co., OH, IDR (MRG Ltd. Proj.), Ser. 1985 .................     2.200    01/02/03         500,000

OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FLOATING & VARIABLE DEMAND NOTES - 65.2% (CONTINUED)                   RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$2,435,000    Miami Co., OH, Hosp. Fac. (Upper Valley Medical Center) ..........     1.600    01/03/03    $  2,435,000
 2,500,000    Hamilton Co., OH, IDR (ADP System) ...............................     1.150    01/15/03       2,500,000
                                                                                                          ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ...........................                          $265,856,899
                                                                                                          ------------

----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      ADJUSTABLE RATE PUT BONDS - 4.8%                                       RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$4,045,000    Cuyahoga Co., OH, IDR (Halle Office Bldg.) .......................     1.705    04/01/03    $  4,045,000
 3,415,000    Miami Valley, OH, Tax-Exempt Mtg. Rev ............................     4.880    04/15/03       3,415,000
 1,160,000    Clermont Co., OH, EDR (John Q. Hammons Proj.) ....................     2.100    05/01/03       1,160,000
 2,570,000    Ohio St. HFA MFH (Lincoln Park) ..................................     2.000    05/01/03       2,570,000
 3,000,000    ABN AMRO Munitops Trust Cert. 1998-I8 (Cleveland Water
                 Works) ........................................................     2.000    05/07/03       3,000,000
 2,940,000    Richland Co., OH, IDR (Mansfield Sq. Proj.) ......................     1.750    05/15/03       2,940,000
   855,000    Scioto Co., OH, Health Care Rev. (Hillview Retirement) ...........     1.500    06/01/03         854,934
   700,000    Gallia Co., OH, IDR (Jackson Pike Assoc.) ........................     1.550    06/15/03         700,000
   700,000    Clermont Co., OH, EDR (Eastgate Partnership) .....................     1.850    09/01/03         700,000
                                                                                                          ------------
              TOTAL ADJUSTABLE RATE PUT BONDS ..................................                          $ 19,384,934
                                                                                                          ------------

======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      COMMERCIAL PAPER - 4.8%                                                RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$3,000,000    Ohio St. Higher Educ. (Case Western Reserve Univ.) ...............     1.400    02/13/03    $  3,000,000
12,900,000    Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) .............     1.600    03/13/03      12,900,000
 3,700,000    Lorain Co., OH, Hosp. Rev. (Catholic Hlth. Partners) .............     1.350    04/08/03       3,700,000
                                                                                                          ------------
              TOTAL COMMERCIAL PAPER ...........................................                          $ 19,600,000
                                                                                                          ------------

              TOTAL INVESTMENT SECURITIES - 99.4%
              (Amortized Cost $405,232,987) ....................................                          $405,232,987

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6% .....................                             2,599,463
                                                                                                          ------------

              NET ASSETS - 100.0% ..............................................                          $407,832,450
                                                                                                          ============

See accompanying notes to portfolios of investments and notes to financial statements.

FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 22.4%                  RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$  200,000    Florida St. Bd. of Educ. Capt. Outlay ............................     5.500    01/01/03    $    200,000
   200,000    Inland Protn. Fin. Corp. Florida Special Oblig. Rev ..............     5.000    01/01/03         200,000
   400,000    Pinellas Co., FL, Capt. Impt. Proj. Rev ..........................     5.250    01/01/03         400,000
   245,000    Broward Co., FL, Educ. Fac. (Nova Southeastern Univ. Proj.) ......     5.500    04/01/03         247,230
   100,000    Dade Co., FL Educ. Fac. Auth. Rev. (Univ. of Miami) ..............     5.500    04/01/03         100,946
   200,000    Florida State Brd. Capt. Outlay GO ...............................     5.500    06/01/03         203,544
   300,000    Harris Co., TX, Health Facs.
                 (Memorial Herman Hosp. Sys. Proj.) ............................     5.000    06/01/03         304,140
   150,000    Palm Beach Co., FL, Criminal Justice Facs. Rev ...................     5.100    06/01/03         152,259
   100,000    Florida State Dept. of Trans. Alligator Alley Rev ................     6.000    07/01/03         102,267
   125,000    Florida State Div. Bd. Fin. Dept. General Svcs. Rev.
                 (Dept. Environmental - Preservation 2000) .....................     4.500    07/01/03         126,901
   100,000    Florida State Div. Bd. Fin. Dept. General Svcs. Rev.
                 (Dept. Environmental - Preservation 2000) .....................     5.250    07/01/03         101,895
   125,000    Florida State Div. Bd. Fin. Dept. General Svcs. Rev.
                 (Dept. Environmental - Preservation 2000) .....................     6.000    07/01/03         127,761
   100,000    Florida State Div. Bd. Fin. Dept. General Svcs. Rev.
                 (Dept. Environmental - Save Coast) ............................     4.400    07/01/03         101,444
   225,000    Florida State Div. Bd. Fin. Dept. General Svcs. Rev.
                 (Dept. Natural Resources) Prerefunded @ 101 ...................     5.500    07/01/03         231,712
   400,000    Seminole Co., FL Sch. Bd. COP ....................................     3.600    07/01/03         404,186
 1,000,000    Duval Co., FL, Sch. Dist. GO .....................................     6.000    08/01/03       1,026,368
 1,000,000    Hernando Co., FL, Sch. Dist. UT GO ...............................     2.500    08/01/03       1,006,141
   300,000    Jacksonville, FL, Elec. Auth. Rev., Prerefunded ..................     5.375    10/01/03         307,936
   500,000    Jacksonville, FL, Health Facs. (Daughters of Charity), Ser. A ....     4.750    11/15/03         514,640
                                                                                                          ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..............                          $  5,859,370
                                                                                                          ------------

----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FLOATING & VARIABLE DEMAND NOTES - 64.7%                               RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$  425,000    Alachua Co., FL, Health Facs. Auth. Rev.
                 (Shands Teaching Hosp.) .......................................     1.320    01/02/03    $    425,000
   500,000    Arvada, CO, Water Utility Rev ....................................     1.950    01/02/03         500,000
 1,385,000    Broward Co., FL, HFA (Fisherman's Landing) .......................     1.600    01/02/03       1,385,000
   300,000    Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) .............     1.600    01/02/03         300,000
 1,000,000    Broward Co., FL, HFA MFH Rev. (Reflections Apts. Proj.) ..........     1.600    01/02/03       1,000,000
   500,000    Broward Co., FL, HFA MFH Rev. (Southern Pointe Proj.) ............     1.600    01/02/03         500,000
   700,000    Broward Co., FL, HFA MFH Rev. (Waters Edge Proj.) ................     1.600    01/02/03         700,000
   500,000    Clay Co., FL, HFA MFH Rev. (Bluff Hsg.) ..........................     1.600    01/02/03         500,000
   600,000    Collier Co., FL, Health Fac. Auth. Hosp. Rev.
                 (Cleveland Clinic) ............................................     1.630    01/02/03         600,000
   235,000    Dade Co., FL, IDA Rev. (Spectrum Programs, Inc. Proj.) ...........     1.600    01/02/03         235,000
   550,000    Duval Co., FL, HFA (Sunbeam Road Proj.) ..........................     1.600    01/02/03         550,000
 1,000,000    Florida Gulf Coast Univ. Foundation, Inc. COP ....................     1.650    01/02/03       1,000,000
   200,000    Florida HFA MFH ..................................................     1.300    01/02/03         200,000
   200,000    Florida HFA MFH Rev ..............................................     1.300    01/02/03         200,000
   300,000    Florida HFA MFH Rev. (Carlton Arms II Proj.) .....................     1.650    01/02/03         300,000
   100,000    Florida St. Board Educ. Mun. Secs. Tr. Rcpts, Ser. SGA 102 .......     1.600    01/02/03         100,000

FLORIDA TAX-FREE MONEY MARKET FUND
(CONTINUED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FLOATING & VARIABLE DEMAND NOTES - 64.7% (CONTINUED)                   RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$  300,000    Harvard, IL, Health Care (Harvard Memorial Hosp.) ................     2.000    01/02/03    $    300,000
   500,000    Highlands Co., FL, Health Facs. Auth. Rev.
                 (Adventist Health Sys.), Ser. A ...............................     1.550    01/02/03         500,000
   200,000    Jacksonville, FL, Health Fac. (Genesis Rehab Hosp.) ..............     1.750    01/02/03         200,000
   150,000    Jacksonville, FL, Health Fac. Rev. (River Garden Covers Proj.) ...     1.400    01/02/03         150,000
   500,000    Lee Co., FL, IDR Educ. Fac. Rev. (Canterbury School Proj.) .......     1.550    01/02/03         500,000
   110,000    Manatee Co., FL, PCR (Florida Pwr. & Light Co. Proj.) ............     1.550    01/02/03         110,000
   300,000    Municipal Secs. Trust Cert. 2001-161 (Florida Brd. of Educ.) .....     1.600    01/02/03         300,000
   100,000    Municiple Secs. Trust Ctfs., Ser. 2001-160
                 (Florida Brd. of Educ.) .......................................     1.600    01/02/03         100,000
 1,255,000    Orange County, FL, Health Facs. (Adventist Health Sys.) ..........     1.650    01/02/03       1,255,000
   800,000    Palm Beach Co., FL, Rev. (Henry Morrison Flagler Proj.) ..........     1.550    01/02/03         800,000
   500,000    Palm Beach Co., FL, Sch. Brd. COP ................................     1.300    01/02/03         500,000
   500,000    Seminole Co., FL, IDA (FL Living Nursing Ctr.) ...................     1.750    01/02/03         500,000
   290,000    Sunshine State Governmental Fin. Comm ............................     1.600    01/02/03         290,000
   500,000    Titusville, FL, Multi-Purpose Rev ................................     1.600    01/02/03         500,000
   300,000    University Athletic Assn., FL Cap. Impt. Rev.
                 (Univ. of FL Stadium Proj.) ...................................     1.850    01/02/03         300,000
   200,000    University of North Florida 1998 Parking Rev. Bonds ..............     1.650    01/02/03         200,000
   240,000    University of South Florida Fndtn., Inc. COP .....................     1.360    01/02/03         240,000
   150,000    University of South Florida Fndtn., Inc. COP .....................     1.360    01/02/03         150,000
 1,500,000    Voluisa Co., FL, HFA MFH Rev. (Anatole Apts.) ....................     1.600    01/02/03       1,500,000
                                                                                                          ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ...........................                          $ 16,890,000
                                                                                                          ------------

======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      ADJUSTABLE RATE PUT BONDS - 12.4%                                      RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$  460,000    Corpus Christi, TX, IDC Econ. Dev. Rev.
                 (TX Air Invt. Co. Proj.) ......................................     1.800    02/01/03    $    460,000
   575,000    Eastern Sts. Tax Exmp. Mtg. Bd. Tr. Adjustable Rate Ctfs .........     5.190    03/01/03         575,000
 1,200,000    Putnam Co., FL, Dev. Auth. PCR, Ser. H-1
                 (Seminole Elec. Coop.) ........................................     1.450    06/15/03       1,200,000
 1,000,000    ABN AMRO Munitops Trust Cert. (FL Dept. of Trans.) ...............     1.650    09/01/03       1,000,000
                                                                                                          ------------
              TOTAL ADJUSTABLE RATE PUT BONDS ..................................                          $  3,235,000
                                                                                                          ------------

              TOTAL INVESTMENT SECURITIES - 99.5%
              (Amortized Cost $25,984,370) .....................................                          $ 25,984,370

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% .....................                               139,641
                                                                                                          ------------

              NET ASSETS - 100.0% ..............................................                          $ 26,124,011
                                                                                                          ============

See accompanying notes to portfolio of investments and notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      MUNICIPAL OBLIGATIONS - 100.4%                                         RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
              ALABAMA - 1.3%
$  450,000    Houston Co., AL, UT GO Warrants ..................................     5.350    10/15/11    $    513,859
                                                                                                          ------------

              COLORADO - 2.9%
 1,065,000    Superior Metro. Dist. No. 1 CO, Water & Sewer Rev. ARPB ..........     5.500    12/01/04       1,117,675
                                                                                                          ------------

              FLORIDA - 10.7%
   455,000    Pensacola, FL, Airport Rev. ......................................     5.400    10/01/07         506,825
 1,000,000    Pasco Co., FL, HFA MFH Rev. (Cypress Trail Apts.) ................     5.500    06/01/08       1,065,140
   915,000    Florida HFA MFH Sr. Lien, Ser. I-1 ...............................     6.100    01/01/09         984,009
 1,000,000    Greater Orlando Aviation Auth. Orlando, FL, Arpt. Facs. Rev ......     5.250    10/01/09       1,107,390
   400,000    Gulf Breeze, FL, Rev. (Miami Beach) Mandatory Pwt ................     5.000    12/01/12         440,104
                                                                                                          ------------
                                                                                                             4,103,468
                                                                                                          ------------
              GEORGIA - 2.9%
 1,000,000    Athens, GA, Hsg. Auth. Student Lease Rev. (Univ. of Georgia -
                 East Campus) ..................................................     5.000    12/01/13       1,101,390
                                                                                                          ------------

              INDIANA - 1.3%
   500,000    Indiana HFA Multi-Unit Mtg. Prog. Rev ............................     6.600    01/01/12         511,345
                                                                                                          ------------

              IOWA - 0.4%
   130,000    Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.) ...     6.000    08/15/09         136,200
                                                                                                          ------------

              MASSACHUSETTS - 1.1%
   410,000    Massachusetts St. Ind. Fin. Agy. Rev., Ser. 1997 (Hudner Assoc.) .     5.000    01/01/08         436,650
                                                                                                          ------------

              MISSISSIPPI - 2.6%
   335,000    Mississippi Business Fin. Corp. IDR (Bomaine Corp.) ..............     5.200    05/01/11         342,588
   365,000    Mississippi Business Fin. Corp. IDR (Bomaine Corp.) ..............     5.300    05/01/12         373,282
   250,000    Mississippi St. Capt. Impt. GO ...................................     5.000    11/01/14         268,255
                                                                                                          ------------
                                                                                                               984,125
                                                                                                          ------------
              NEBRASKA - 1.9%
     5,000    Nebraska Invest. Fin. Auth. Rev. (Foundation for Educ. Fund),
                 Escrowed to Maturity ..........................................     7.000    11/01/09           5,063
   710,000    Douglas Co., NE, School Dist. No. 017 ............................     4.000    11/15/11         728,787
                                                                                                          ------------
                                                                                                               733,850
                                                                                                          ------------
              NEVADA - 1.4%
   500,000    Las Vegas, NV, Spl. Impt. Dist. SR Local Impt., Rev. .............     5.250    06/01/12         538,345
                                                                                                          ------------

              NEW YORK - 2.9%
 1,000,000    Metropolitan Trans. Auth. NY Svc. Contract .......................     5.250    01/01/11       1,127,140
                                                                                                          ------------

              OHIO - 48.7%
   225,000    Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) .....     5.600    12/01/03         232,540
   125,000    Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) .............     5.500    12/01/04         129,804
 1,005,000    Franklin Co., OH, Health Care Rev. (First Comm. Village) .........     6.000    06/01/06       1,038,456
   530,000    Toledo, OH, GO ...................................................     6.000    12/01/06         609,320
   500,000    Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) ..............     5.500    11/01/07         510,815
   449,436    Columbus, OH, Special Assessment GO ..............................     5.050    04/15/08         495,647
   700,000    West Clermont, OH, LSD GO ........................................     6.150    12/01/08         784,175
 1,035,000    Reading, OH, Rev. (St. Mary's Educ. Institute) ...................     5.550    02/01/10       1,157,833
 1,000,000    Cuyahoga Co., OH, Meeting Rev. (West Tech. Apts. Proj.) ..........     5.100    09/20/10       1,061,190
   500,000    Chicago, IL, Met. Water Reclamation Dist .........................     7.000    01/01/11         619,185

TAX-FREE INTERMEDIATE TERM FUND (CONTINUED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      MUNICIPAL OBLIGATIONS - 100.4% (CONTINUED)                             RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
              OHIO - 48.7% (CONTINUED)
$1,000,000    Franklin Co., OH, Rev. (Online Computer Library Ctr.) ............     4.650    10/01/11    $  1,054,050
 1,000,000    Lorain Co., OH, Hosp. Rev. (Catholic Health) .....................     5.625    10/01/11       1,115,550
   275,000    Akron, OH, GO ....................................................     6.000    11/01/11         322,383
 1,000,000    Ohio St. University General Receipts Rev .........................     5.125    12/01/11       1,121,170
 1,000,000    Hamilton Co., OH, Sewer Sys. Rev .................................     5.500    12/01/11       1,149,959
 1,075,000    Franklin Co., OH, Hosp. Rev. Impt. (Childrens Hosp. Proj.) .......     5.500    05/01/12       1,227,187
   275,000    Ohio St. Pub. Facs. Comm. (Mental Health Cap. Facs.), Ser. II-A ..     5.200    06/01/12         300,974
 1,000,000    Bowling Green St. University, OH, General Receipts ...............     5.750    06/01/12       1,144,389
   500,000    Erie Co., OH, Hosp. Facs. Rev., (Fireland Regl. Med. Ctr.) .......     6.000    08/15/13         555,565
   615,000    Ohio St. University General Receipts Rev .........................     5.750    12/01/13         708,677
   230,000    Lorain, OH, LT GO ................................................     4.500    12/01/14         241,484
 1,000,000    Indian Hill, OH, EVSD GO .........................................     5.250    12/01/14       1,106,530
   660,000    West Chester Twp., OH, GO ........................................     5.500    12/01/14         750,460
   250,000    Lorain, OH, LT GO ................................................     4.625    12/01/15         262,680
   415,000    Dublin, OH, Var. Purp. Impt. GO ..................................     6.000    12/01/15         487,754
   465,000    Cincinnati, OH, Police & Fireman's Disability GO .................     5.750    12/01/16         529,542
                                                                                                          ------------
                                                                                                            18,717,319
                                                                                                          ------------
              PENNSYLVANIA - 4.1%
   500,000    Pennsylvania Fin. Auth. Muni. Capital Impt. Proj. Rev ............     6.600    11/01/09         529,900
 1,000,000    Pennsylvania St. Higher Educ. Facs. Assn. Indpt. Clgs. & Univs.
                 (St. Josephs College) .........................................     5.000    05/01/11       1,028,030
                                                                                                          ------------
                                                                                                             1,557,930
                                                                                                          ------------

              SOUTH CAROLINA - 4.6%
 1,000,000    Richland Co., SC, (Intl. Paper Co.), Ser. A ......................     4.250    10/01/07         993,150
   725,000    Richland-Lexington, SC, Airport Dist. Rev. (Columbia Metro.) .....     6.000    01/01/08         765,180
                                                                                                          ------------
                                                                                                             1,758,330
                                                                                                          ------------
              TENNESSEE - 5.2%
   525,000    Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 .............     7.250    04/01/03         532,628
   500,000    Memphis-Shelby Co., TN, Arpt. Spl. Facs. Rev. (Federal
                 Express Corp.) ................................................     5.050    09/01/12         521,615
   835,000    Shelby Co., TN, Sports Auth., Inc. Rev. (Memphis Arena Proj.), Ser. A  5.500    11/01/13         952,727
                                                                                                          ------------
                                                                                                             2,006,970
                                                                                                          ------------

              TEXAS - 5.0%
   515,000    Robinson, TX, ISD GO .............................................     5.750    08/15/10         588,861
   105,729    Midland, TX, HFC Rev., Ser. A-2 ..................................     8.450    12/01/11         114,326
    10,000    San Antonio, TX, Elec. & Gas Rev., Escrowed to Maturity ..........     5.000    02/01/12          11,163
   585,000    Denton Co., TX, Permanent Impt. GO ...............................     5.000    07/15/12         637,358
   500,000    Austin, TX, Hotel Occupancy Tax, Rev., Ref-Sub Lien ..............     5.750    11/15/12         574,420
                                                                                                          ------------
                                                                                                             1,926,128
                                                                                                          ------------

              VIRGINIA - 3.4%
 1,195,000    Fairfax Co., VA, GO ..............................................     5.000    06/01/13       1,296,634
                                                                                                          ------------

              TOTAL MUNICIPAL OBLIGATIONS - 100.4%
              (AMORTIZED COST $36,156,119) .....................................                          $ 38,567,358

              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%) ...................                              (161,483)
                                                                                                          ------------

              NET ASSETS - 100.0% ..............................................                          $ 38,405,875
                                                                                                          ============

See accompanying notes to portfolio of investments and notes to financial statements.

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2002 (UNAUDITED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 95.7%                  RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$   82,000    Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.),
                 Prerefunded @ 100 .............................................    10.125    04/01/03    $     83,808
    16,000    Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.),
                 Prerefunded @ 100 .............................................    10.125    04/01/03          16,353
   230,000    Summit Co., OH, GO, Prerefunded @ 100 ............................     6.900    08/01/03         237,650
   500,000    Ohio St. Bldg. Auth. Rev. (Juvenile Correctional Bldg.),
                 Prerefunded @ 102 .............................................     6.600    10/01/04         555,330
 1,095,000    West Clermont, OH, LSD GO, Prerefunded @ 102 .....................     6.900    12/01/05       1,280,143
   210,000    Cuyahoga Co., OH, Hosp. Rev. (University Hosp.)
                 Escrowed to Maturity ..........................................     9.000    06/01/11         266,824
   365,000    Bexley, OH, CSD GO ...............................................     7.125    12/01/11         465,839
   250,000    Westerville, OH, GO ..............................................     6.450    12/01/11         256,043
   500,000    Strongsville, OH, CSD GO .........................................     5.375    12/01/12         573,675
   530,000    Ottawa Co., OH, GO ...............................................     5.750    12/01/14         594,416
 1,000,000    Portage Co., OH, GO ..............................................     6.200    12/01/14       1,105,260
   400,000    Warren, OH, Waterworks Rev .......................................     5.500    11/01/15         459,744
 1,000,000    Buckeye Valley, OH, LSD GO .......................................     6.850    12/01/15       1,252,500
   715,000    Columbus-Polaris Hsg. Corp. Rev., Prerefunded @ 102 ..............     7.400    01/01/16         893,729
   750,000    Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ..............     6.250    11/15/16         767,783
 1,260,000    Cleveland, OH, Airport Sys. Rev ..................................     5.125    01/01/17       1,341,661
   750,000    Butler Co.,OH, Trans. Impt. Dist .................................     5.125    04/01/17         806,550
   500,000    Toledo, OH, Sewer Sys. Rev .......................................     6.350    11/15/17         551,850
 1,000,000    Springfield, OH, CSD .............................................     5.000    12/01/17       1,074,890
   655,000    Twinsburg, OH, Park & Land GO ....................................     5.500    12/01/17         727,535
 1,000,000    Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) .............     5.250    10/01/18       1,080,900
 1,165,000    Cleveland, OH, GO ................................................     5.125    12/01/18       1,245,397
 1,000,000    University of Cincinnati, OH, General Receipts Rev ...............     5.750    06/01/19       1,121,410
 1,000,000    Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) .................     5.950    07/01/19       1,029,080
 1,000,000    Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ............     5.500    09/01/19       1,097,990
 1,000,000    Lucas Co., OH, Hosp. Rev. (Promedia Health) ......................     5.625    11/15/19       1,105,000
 2,000,000    Avon Lake, OH, CSD GO ............................................     5.500    12/01/19       2,207,499
 2,145,000    Brunswick, OH, CSD GO ............................................     5.750    12/01/19       2,405,423
   745,000    Crawford Co., OH, GO .............................................     4.750    12/01/19         763,245
 1,000,000    Evergreen, OH, LSD ...............................................     5.500    12/01/19       1,096,150
 2,000,000    Hamilton, OH, CSD UT GO ..........................................     5.500    12/01/19       2,192,299
 1,250,000    Kings, OH, LSD GO ................................................     5.950    12/01/19       1,415,088
 1,085,000    West Clermont, OH, LSD Sch. Impt. UT GO ..........................     5.000    12/01/19       1,144,859
   500,000    Akron, OH, GO ....................................................     5.800    11/01/20         556,225
 1,000,000    Greene Co., OH, Sewer Sys. Rev ...................................     5.625    12/01/20       1,109,780
 1,500,000    Nordonia Hills, OH, CSD Sch. Impt ................................     5.375    12/01/20       1,635,809
   715,000    Sylvania, OH, CSD GO .............................................     4.750    12/01/20         732,596
   850,000    West Chester Twp., OH, Ref .......................................     5.000    12/01/20         890,307
 1,210,000    Cincinnati, OH, Tech. College Rev ................................     5.250    10/01/21       1,292,982
   525,000    Kings, OH, LSD GO ................................................     6.050    12/01/21         594,279
   500,000    Lake, OH, LSD GO (Stark Co.) .....................................     5.750    12/01/21         548,190
 1,000,000    Monroe, OH, LSD Sch. Impt. UT GO .................................     5.000    12/01/21       1,040,420
 1,000,000    Summit Co., OH, GO ...............................................     6.000    12/01/21       1,200,490
 1,035,000    Lima, OH, CSD ....................................................     5.500    12/01/22       1,113,588

OHIO INSURED TAX-FREE FUND (CONTINUED)
======================================================================================================================
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FIXED RATE REVENUE & GENERAL OBLIGATION BONDS - 95.7% (CONTINUED)      RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$  500,000    Morgan, OH, LSD GO ...............................................     5.750    12/01/22    $    544,035
 1,250,000    Scioto Valley, OH, LSD GO ........................................     5.650    12/01/22       1,350,813
 1,000,000    Akron, OH, Var. Purp. GO .........................................     5.000    12/01/23       1,025,120
   750,000    Cleveland, OH, Mun. Sch. Dist. UT GO .............................     4.500    12/01/24         720,758
 1,000,000    Hamilton, OH, CSD GO .............................................     5.625    12/01/24       1,072,930
 1,000,000    Hilliard, OH, CSD GO .............................................     5.750    12/01/24       1,095,060
 1,000,000    Kings, OH, LSD GO ................................................     5.650    12/01/24       1,065,970
 1,250,000    Ohio St. University General Receipts Rev .........................     5.750    12/01/24       1,357,338
 1,750,000    Eaton, OH, CSD UT GO .............................................     5.000    12/01/25       1,786,854
 1,500,000    Marysville, OH, EVSD UT GO .......................................     5.000    12/01/25       1,529,325
 1,000,000    Plain, OH, LSD GO ................................................     5.000    12/01/25       1,018,760
   750,000    Independence, OH, LSD Sch. Impt. UT GO ...........................     4.750    12/01/26         745,725
 1,000,000    Hilliard, OH, CSD GO .............................................     5.750    12/01/28       1,091,630
   915,000    Licking Heights, OH, LSD GO ......................................     6.400    12/01/28       1,125,880
   500,000    Pickerington, OH, CSD GO .........................................     5.000    12/01/28         507,925
 1,000,000    Erie Co., OH, Hosp. Fac. Rev. (Fireland Reg. Med. Ctr.) ..........     5.625    08/15/32       1,008,280
                                                                                                          ------------
              TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ..............                          $ 58,976,992
                                                                                                          ------------

----------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           COUPON    MATURITY       MARKET
  AMOUNT      FLOATING & VARIABLE DEMAND NOTES - 12.3%                               RATE       DATE         VALUE
----------------------------------------------------------------------------------------------------------------------
$2,800,000    Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. Mun. Secs.
                 Tr. Rcpts., Ser. SGA16 ........................................     1.450    07/01/21    $  2,800,000
 1,500,000    Puerto Rico, Elec. Pwr. Auth., SGA-43 ............................     1.450    07/01/22       1,500,000
   100,000    Cuyahoga Co., OH, EDR (The Cleveland Orchestra Proj.) ............     1.700    04/01/28         100,000
 3,200,000    Puerto Rico Infrastructure Fin. Auth. 2000 Ser. A ................     1.650    10/01/32       3,200,000
                                                                                                          ------------
              TOTAL FLOATING & VARIABLE DEMAND NOTES ...........................                          $  7,600,000
                                                                                                          ------------

              TOTAL INVESTMENT SECURITIES - 108.0%
              (Amortized Cost $61,241,997) .....................................                          $ 66,576,992

              LIABILITIES IN EXCESS OF OTHER ASSETS - (8.0%) ...................                            (4,936,665)
                                                                                                          ------------

              NET ASSETS - 100.0% ..............................................                          $ 61,640,327
                                                                                                          ============

See accompanying notes to portfolios of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2002
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 2002.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

ARPB - Adjustable Rate Put Bond
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
LT - Limited Tax
MFA - Multi-Family Authority
MFH - Multi-Family Housing
MFM - Multi-Family Mortgage
PCR - Pollution Control Revenue
TANS - Tax Anticipation Notes
USD - Unified School District
UT - Unlimited Tax

54
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

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

Member Western & Southern Financial Group

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